UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: December 1, 2010 – February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

UBD Claymore U.S. Capital Markets Bond ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Principal					Optional Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.7%
	Corporate Bonds - 21.2%
	Advertising - 0.1%
$12,000	Omnicom Group, Inc.	BBB+	5.90%	04/15/2016	N/A	$ 13,386

	Aerospace & Defense - 0.3%
10,000	Lockheed Martin Corp., Series B	A-	6.15%	09/01/2036	N/A	10,966
20,000	United Technologies Corp.	A	4.88%	05/01/2015	N/A	22,086
						33,052

	Agriculture - 0.2%
10,000	Altria Group, Inc.	BBB	9.95%	11/10/2038	N/A	13,943
10,000	Philip Morris International, Inc.	A	6.38%	05/16/2038	N/A	11,483
						25,426

	Auto Manufacturers - 0.1%
4,000	Daimler Finance North America, LLC	BBB+	8.50%	01/18/2031	N/A	5,389

	Banks - 4.7%
49,000	Bank of America Corp., Series MTN	AAA	3.13%	06/15/2012	N/A	50,649
50,000	Bank of America Corp.	A	5.63%	10/14/2016	N/A	53,925
10,000	Bank of America Corp.	A	5.75%	12/01/2017	N/A	10,706
10,000	BB&T Corp.	A-	5.25%	11/01/2019	N/A	10,323
10,000	Capital One Financial Corp.	BBB-	6.15%	09/01/2016	N/A	10,807
20,000	Citigroup, Inc.	A	5.30%	10/17/2012	N/A	21,190
30,000	Citigroup, Inc.	A	6.13%	11/21/2017	N/A	33,141
10,000	Citigroup, Inc.	A-	6.63%	06/15/2032	N/A	10,274
30,000	Credit Suisse/New York NY, Series MTN (Switzerland)	A+	5.00%	05/15/2013	N/A	32,170
25,000	Goldman Sachs Group, Inc.	A	4.75%	07/15/2013	N/A	26,627
29,000	Goldman Sachs Group, Inc.	A	6.13%	02/15/2033	N/A	30,106
49,000	JPMorgan Chase & Co.	A	5.15%	10/01/2015	N/A	52,841
6,000	JPMorgan Chase & Co.	A+	6.00%	01/15/2018	N/A	6,683
18,000	Morgan Stanley	A	5.30%	03/01/2013	N/A	19,200
50,000	Morgan Stanley	A-	4.75%	04/01/2014	N/A	52,314
50,000	Wachovia Corp.	A+	5.25%	08/01/2014	N/A	53,964
10,000	Wells Fargo & Co.	AA-	5.25%	10/23/2012	N/A	10,664
						485,584

	Beverages - 0.3%
5,000	Anheuser-Busch Cos., Inc.	BBB+	5.50%	01/15/2018	N/A	5,511
12,000	Bottling Group, LLC	A	5.50%	04/01/2016	N/A	13,587
12,000	SABMiller PLC (United Kingdom)(a)	BBB+	5.50%	08/15/2013	N/A	13,131
						32,229

	Building Materials - 0.2%
20,000	Masco Corp.	BBB	6.63%	04/15/2018	N/A	20,324

	Chemicals - 0.2%
15,000	ROHM and Haas Co.	BBB-	5.60%	03/15/2013	N/A	16,165

	Commercial Services - 0.1%
12,000	Western Union Co.	A-	5.93%	10/01/2016	N/A	13,391

	Computers - 0.4%
39,000	International Business Machines Corp.	A+	4.75%	11/29/2012	N/A	41,643

	Cosmetics & Personal Care - 0.2%
15,000	Procter & Gamble Co.	AA-	5.55%	03/05/2037	N/A	16,343

	Diversified Financial Services - 3.1%
20,000	American Express Co.	BBB+	5.50%	09/12/2016	N/A	21,754
20,000	Ameritech Capital Funding Corp.	A-	6.88%	10/15/2027	N/A	21,394
20,000	Bear Stearns Cos., LLC	A+	5.70%	11/15/2014	N/A	22,150
30,000	General Electric Capital Corp., Series MTN	AA+	5.38%	10/20/2016	N/A	32,896
36,000	General Electric Capital Corp., Series MTNA	AA+	6.75%	03/15/2032	N/A	40,241
25,000	HSBC Finance Corp.	A	6.38%	11/27/2012	N/A	27,024
11,000	HSBC Finance Corp.(a)	BBB+	6.68%	01/15/2021	N/A	11,529
10,000	Jefferies Group, Inc.	BBB	6.25%	01/15/2036	N/A	9,259
6,000	John Deere Capital Corp.	A	7.00%	03/15/2012	N/A	6,400
30,000	Merrill Lynch & Co., Inc.	A	6.40%	08/28/2017	N/A	33,008
69,000	National Rural Utilities Cooperative Finance Corp., Series MTNC	A	7.25%	03/01/2012	N/A	73,490
20,000	SLM Corp., Series MTNA	BBB-	5.00%	10/01/2013	N/A	20,691
						319,836

	Electric - 1.7%
14,000	Commonwealth Edison Co., Series 104	A-	5.95%	08/15/2016	N/A	15,866
14,000	Consolidated Edison Co. of New York, Inc., Series 06-C	A-	5.50%	09/15/2016	N/A	15,688
14,000	Constellation Energy Group, Inc.	BBB-	4.55%	06/15/2015	N/A	14,630
10,000	Duke Energy Ohio, Inc.	A-	5.70%	09/15/2012	N/A	10,703
10,000	FirstEnergy Corp., Series C	BB+	7.38%	11/15/2031	N/A	10,932
10,000	Florida Power & Light Co.	A	5.95%	02/01/2038	N/A	10,979
8,000	Iberdrola International BV (Netherlands)	A-	6.75%	07/15/2036	N/A	8,478
10,000	Indiana Michigan Power Co.	BBB	6.05%	03/15/2037	N/A	10,507
20,000	Midamerican Energy Holdings Co.	BBB+	6.13%	04/01/2036	N/A	21,251
10,000	Pacific Gas & Electric Co.	BBB+	6.05%	03/01/2034	N/A	10,692
6,000	Progress Energy, Inc.	BBB	6.85%	04/15/2012	N/A	6,374
10,000	Southern California Edison Co., Series 08-A	A	5.95%	02/01/2038	N/A	10,964
14,000	Southern Power Co., Series D	BBB+	4.88%	07/15/2015	N/A	15,090
10,000	Virginia Electric and Power Co., Series A	A-	6.00%	05/15/2037	N/A	10,842
						172,996

	Food - 0.4%
20,000	Kraft Foods, Inc.	BBB-	6.88%	02/01/2038	N/A	22,510
10,000	Kroger Co.	BBB	6.40%	08/15/2017	N/A	11,489
10,000	Safeway, Inc.	BBB	5.80%	08/15/2012	N/A	10,684
						44,683

	Healthcare-Services - 0.7%
12,000	Aetna, Inc.	A-	6.00%	06/15/2016	N/A	13,614
10,000	CIGNA Corp.	BBB	7.88%	05/15/2027	N/A	11,676
8,000	Humana, Inc.	BBB-	6.45%	06/01/2016	N/A	8,838
20,000	UnitedHealth Group, Inc.	A-	4.88%	02/15/2013	N/A	21,290
20,000	WellPoint, Inc.	A-	5.25%	01/15/2016	N/A	21,961
						77,379

	Household Products & Housewares - 0.2%
20,000	Kimberly-Clark Corp.	A	6.13%	08/01/2017	N/A	23,312

	Insurance - 0.9%
10,000	Allstate Corp.	A-	5.55%	05/09/2035	N/A	10,067
12,000	American International Group, Inc., Series MTN	A-	5.85%	01/16/2018	N/A	12,705
4,000	Chubb Corp.	A+	6.00%	05/11/2037	N/A	4,307
10,000	Marsh & McLennan Cos., Inc.	BBB-	5.38%	07/15/2014	N/A	10,692
10,000	MetLife, Inc.	A-	5.70%	06/15/2035	N/A	10,193
10,000	Principal Financial Group, Inc.	BBB	6.05%	10/15/2036	N/A	10,544
12,000	Prudential Financial, Inc., Series MTN	A	6.00%	12/01/2017	N/A	13,373
10,000	Swiss RE Solutions Holding Corp.	A-	7.00%	02/15/2026	N/A	10,518
10,000	Travelers Cos., Inc., Series MTN	A-	6.25%	06/15/2037	N/A	10,954
						93,353

	Machinery-Construction & Mining - 0.1%
10,000	Caterpillar, Inc.	A	6.05%	08/15/2036	N/A	11,307

	Media - 1.7%
6,000	CBS Corp.	BBB-	7.88%	07/30/2030	N/A	7,016
24,000	Comcast Cable Communications Holdings, Inc.	BBB+	8.38%	03/15/2013	N/A	27,233
5,000	Comcast Corp.	BBB+	6.40%	05/15/2038	N/A	5,221
20,000	COX Communications, Inc.	BBB-	5.45%	12/15/2014	N/A	22,102
5,000	Historic TW, Inc.	BBB	6.88%	06/15/2018	N/A	5,811
20,000	News America, Inc.	BBB+	6.40%	12/15/2035	N/A	21,090
10,000	Reed Elsevier Capital, Inc.	BBB+	4.63%	06/15/2012	N/A	10,344
12,000	Thomson Reuters Corp. (Canada)	A-	5.70%	10/01/2014	N/A	13,464
12,000	Time Warner Cable, Inc.	BBB	5.85%	05/01/2017	N/A	13,228
5,000	Time Warner Cable, Inc.	BBB	6.55%	05/01/2037	N/A	5,208
10,000	Time Warner, Inc.	BBB	7.63%	04/15/2031	N/A	11,850
8,000	Viacom, Inc.	BBB+	6.88%	04/30/2036	N/A	8,930
20,000	Walt Disney Co., Series MTNB	A	6.38%	03/01/2012	N/A	21,114
						172,611

	Mining - 0.2%
15,000	Alcoa, Inc.(b)	BBB-	6.00%	07/15/2013	N/A	16,419

	Multi-National - 0.1%
10,000	International Finance Corp.	AAA	3.50%	05/15/2013	N/A	10,563

	Oil & Gas - 0.9%
20,000	Anadarko Petroleum Corp.	BBB-	5.95%	09/15/2016	N/A	21,959
4,000	Apache Corp.	A-	6.00%	01/15/2037	N/A	4,242
20,000	ConocoPhillips Holding Co.	A	6.95%	04/15/2029	N/A	24,193
20,000	Devon Financing Corp. ULC (Canada)	BBB+	6.88%	09/30/2011	N/A	20,722
14,000	Transocean, Inc. (Ivory Coast)	BBB	6.00%	03/15/2018	N/A	15,158
6,000	Valero Energy Corp.	BBB	6.63%	06/15/2037	N/A	6,151
						92,425

	Pharmaceuticals - 0.9%
20,000	Abbott Laboratories	AA	5.88%	05/15/2016	N/A	23,012
9,000	Bristol-Myers Squibb Co.	A+	5.88%	11/15/2036	N/A	9,876
14,000	Merck & Co., Inc.	AA	4.75%	03/01/2015	N/A	15,327
14,000	Merck & Co., Inc.	AA	6.00%	09/15/2017	N/A	16,213
8,000	Teva Pharmaceutical Finance Co., LLC	A-	6.15%	02/01/2036	N/A	8,845
20,000	Wyeth	AA	5.95%	04/01/2037	N/A	21,691
						94,964

	Pipelines - 0.7%
4,000	Energy Transfer Partners, LP	BBB-	6.63%	10/15/2036	N/A	4,251
10,000	Enterprise Products Operating, LLC, Series G	BBB-	5.60%	10/15/2014	N/A	11,098
20,000	Kinder Morgan Energy Partners, LP	BBB	5.00%	12/15/2013	N/A	21,748
14,000	ONEOK Partners, LP	BBB	6.15%	10/01/2016	N/A	15,856
10,000	Spectra Energy Capital, LLC	BBB	8.00%	10/01/2019	N/A	12,115
6,000	Williams Cos., Inc.	BB+	8.75%	03/15/2032	N/A	7,806
						72,874

	Real Estate Investment Trusts - 0.2%
10,000	Realty Income Corp.	BBB	6.75%	08/15/2019	N/A	11,533
10,000	Simon Property Group, LP	A-	5.25%	12/01/2016	09/02/16 @ 100	10,961
						22,494

	Retail - 0.8%
20,000	CVS Caremark Corp.	BBB+	5.75%	06/01/2017	N/A	22,249
10,000	Home Depot, Inc.	BBB+	5.40%	03/01/2016	N/A	11,141
4,000	McDonald's Corp.	A	6.30%	10/15/2037	N/A	4,646
20,000	Target Corp.	A+	6.35%	11/01/2032	N/A	22,485
20,000	Wal-Mart Stores, Inc.	AA	6.50%	08/15/2037	N/A	23,156
						83,677

	Software - 0.1%
12,000	Oracle Corp.	A	5.25%	01/15/2016	N/A	13,407

	Telecommunications - 1.3%
50,000	AT&T, Inc.	A-	5.10%	09/15/2014	N/A	55,066
10,000	AT&T, Inc.	A-	5.63%	06/15/2016	N/A	11,216
4,000	Cisco Systems, Inc.	A+	5.50%	02/22/2016	N/A	4,521
10,000	Embarq Corp.	BBB-	7.08%	06/01/2016	N/A	11,393
36,000	Verizon Global Funding Corp.	A-	7.38%	09/01/2012	N/A	39,388
10,000	Verizon Global Funding Corp.	A-	7.75%	12/01/2030	N/A	12,307
						133,891

	Transportation - 0.4%
10,000	Burlington Northern Santa Fe, LLC	BBB+	4.30%	07/01/2013	N/A	10,697
5,000	Burlington Northern Santa Fe, LLC	BBB+	5.75%	03/15/2018	N/A	5,621
5,000	Burlington Northern Santa Fe, LLC	BBB+	6.15%	05/01/2037	N/A	5,429
8,000	CSX Corp.	BBB-	6.15%	05/01/2037	N/A	8,594
8,000	Norfolk Southern Corp.	BBB+	7.05%	05/01/2037	N/A	9,766
5,000	Union Pacific Corp.	BBB+	5.65%	05/01/2017	N/A	5,617
						45,724

	Total Corporate Bonds - 21.2%
	(Cost $2,118,101)					2,204,847

	Mortgage Backed Securities - 33.5%
$190,000	Fannie Mae(c)	NR	4.50%	TBA	N/A	199,084
125,000	Fannie Mae(c)	NR	5.00%	TBA	N/A	132,754
135,000	Fannie Mae(c)	NR	5.50%	TBA	N/A	145,652
270,000	Fannie Mae(c)	NR	5.00%	TBA	N/A	282,741
200,000	Fannie Mae(c)	NR	4.50%	TBA	N/A	203,906
610,000	Fannie Mae(c)	NR	5.50%	TBA	N/A	652,033
340,000	Fannie Mae(c)	NR	6.00%	TBA	N/A	369,484
150,000	Fannie Mae(c)	NR	6.50%	TBA	N/A	167,461
400,000	Freddie Mac(c)	NR	5.50%	TBA	N/A	426,938
340,000	Freddie Mac(c)	NR	6.00%	TBA	N/A	369,325
275,000	Freddie Mac(c)	NR	5.00%	TBA	N/A	287,719
120,000	Ginnie Mae(c)	NR	5.00%	TBA	N/A	127,425
120,000	Ginnie Mae(c)	NR	5.50%	TBA	N/A	129,994
	(Cost $3,467,259)					3,494,516

	US Government Agency Securities - 5.9%
60,000	Fannie Mae	AAA	6.13%	03/15/2012	N/A	63,538
30,000	Fannie Mae	AAA	3.88%	07/12/2013	N/A	32,075
29,000	Fannie Mae	AAA	4.88%	12/15/2016	N/A	32,382
40,000	Fannie Mae	AAA	5.38%	06/12/2017	N/A	45,742
15,000	Fannie Mae	AAA	7.25%	05/15/2030	N/A	19,998
6,000	Fannie Mae	AAA	6.63%	11/15/2030	N/A	7,554
8,000	Fannie Mae	AAA	5.63%	07/15/2037	N/A	8,970
24,000	Federal Farm Credit Bank	AAA	3.88%	10/07/2013	N/A	25,694
30,000	Federal Home Loan Banks	AAA	4.88%	11/18/2011	N/A	30,969
25,000	Federal Home Loan Banks	AAA	5.00%	03/09/2012	N/A	26,176
20,000	Federal Home Loan Banks, Series 312	AAA	5.75%	05/15/2012	N/A	21,274
5,000	Federal Home Loan Banks	AAA	3.13%	12/13/2013	N/A	5,251
40,000	Federal Home Loan Banks	AAA	4.75%	12/16/2016	N/A	44,471
20,000	Federal Home Loan Banks	AAA	5.00%	11/17/2017	N/A	22,582
32,000	Freddie Mac	AAA	5.13%	07/15/2012	N/A	34,058
24,000	Freddie Mac	AAA	4.50%	01/15/2013	N/A	25,699
59,000	Freddie Mac	AAA	4.13%	09/27/2013	N/A	63,546
6,000	Freddie Mac	AAA	4.50%	01/15/2014	N/A	6,547
40,000	Freddie Mac	AAA	5.00%	07/15/2014	N/A	44,512
44,000	Tennessee Valley Authority, Series E	AAA	6.75%	11/01/2025	N/A	55,141
	(Cost $607,217)					616,179

	US Treasury Securities - 38.1%
19,800	U.S. Treasury Note/Bond	NR	1.75%	11/15/2011	N/A	20,017
19,800	U.S. Treasury Note/Bond	NR	0.75%	11/30/2011	N/A	19,880
19,800	U.S. Treasury Note/Bond	NR	1.00%	12/31/2011	N/A	19,924
150,000	U.S. Treasury Note/Bond	NR	1.38%	02/15/2012	N/A	151,565
39,600	U.S. Treasury Note/Bond	NR	4.88%	02/15/2012	N/A	41,342
120,000	U.S. Treasury Note/Bond	NR	0.88%	02/29/2012	N/A	120,708
227,000	U.S. Treasury Note/Bond	NR	1.00%	03/31/2012	N/A	228,702
35,700	U.S. Treasury Note/Bond	NR	1.38%	05/15/2012	N/A	36,145
14,000	U.S. Treasury Note/Bond	NR	1.88%	06/15/2012	N/A	14,273
95,000	U.S. Treasury Note/Bond	NR	0.63%	06/30/2012	N/A	95,327
19,800	U.S. Treasury Note/Bond	NR	1.50%	07/15/2012	N/A	20,106
17,800	U.S. Treasury Note/Bond	NR	1.75%	08/15/2012	N/A	18,143
105,000	U.S. Treasury Note/Bond	NR	1.38%	09/15/2012	N/A	106,452
80,000	U.S. Treasury Note/Bond	NR	0.38%	09/30/2012	N/A	79,866
29,700	U.S. Treasury Note/Bond	NR	4.25%	09/30/2012	N/A	31,474
120,800	U.S. Treasury Note/Bond	NR	1.38%	11/15/2012	N/A	122,470
29,700	U.S. Treasury Note/Bond	NR	4.00%	11/15/2012	N/A	31,448
116,900	U.S. Treasury Note/Bond	NR	1.13%	12/15/2012	N/A	117,991
79,300	U.S. Treasury Note/Bond	NR	2.88%	01/31/2013	N/A	82,751
15,900	U.S. Treasury Note/Bond	NR	3.88%	02/15/2013	N/A	16,912
99,100	U.S. Treasury Note/Bond	NR	1.38%	03/15/2013	N/A	100,455
49,500	U.S. Treasury Note/Bond	NR	3.63%	05/15/2013	N/A	52,656
51,500	U.S. Treasury Note/Bond	NR	4.25%	11/15/2013	N/A	56,042
71,300	U.S. Treasury Note/Bond	NR	4.00%	02/15/2014	N/A	77,349
86,200	U.S. Treasury Note/Bond	NR	2.63%	07/31/2014	N/A	89,830
49,500	U.S. Treasury Note/Bond	NR	4.25%	08/15/2014	N/A	54,392
100,000	U.S. Treasury Note/Bond	NR	2.13%	11/30/2014	N/A	102,133
100,000	U.S. Treasury Note/Bond	NR	2.25%	01/31/2015	N/A	102,391
176,500	U.S. Treasury Note/Bond	NR	2.50%	03/31/2015	N/A	182,167
177,200	U.S. Treasury Note/Bond	NR	2.50%	04/30/2015	N/A	182,654
100,000	U.S. Treasury Note/Bond	NR	1.88%	06/30/2015	N/A	100,234
81,200	U.S. Treasury Note/Bond	NR	5.13%	05/15/2016	N/A	92,999
61,400	U.S. Treasury Note/Bond	NR	4.63%	11/15/2016	N/A	68,840
39,600	U.S. Treasury Note/Bond	NR	3.13%	04/30/2017	N/A	40,881
61,400	U.S. Treasury Note/Bond	NR	4.75%	08/15/2017	N/A	69,181
9,900	U.S. Treasury Note/Bond	NR	4.25%	11/15/2017	N/A	10,839
89,600	U.S. Treasury Note/Bond	NR	3.50%	02/15/2018	N/A	93,646
35,700	U.S. Treasury Note/Bond	NR	9.13%	05/15/2018	N/A	50,641
107,000	U.S. Treasury Note/Bond	NR	4.00%	08/15/2018	N/A	115,050
93,100	U.S. Treasury Note/Bond	NR	3.75%	11/15/2018	N/A	98,271
47,600	U.S. Treasury Note/Bond	NR	2.75%	02/15/2019	N/A	46,670
49,500	U.S. Treasury Note/Bond	NR	8.88%	02/15/2019	N/A	70,495
35,700	U.S. Treasury Note/Bond	NR	3.13%	05/15/2019	N/A	35,820
27,700	U.S. Treasury Note/Bond	NR	3.63%	08/15/2019	N/A	28,743
28,600	U.S. Treasury Note/Bond	NR	3.38%	11/15/2019	N/A	29,004
84,300	U.S. Treasury Note/Bond	NR	3.63%	02/15/2020	N/A	86,829
41,600	U.S. Treasury Note/Bond	NR	8.75%	08/15/2020	N/A	60,265
6,000	U.S. Treasury Note/Bond	NR	7.88%	02/15/2021	N/A	8,308
19,800	U.S. Treasury Note/Bond	NR	8.13%	08/15/2021	N/A	27,974
43,600	U.S. Treasury Note/Bond	NR	8.00%	11/15/2021	N/A	61,203
33,700	U.S. Treasury Note/Bond	NR	6.25%	08/15/2023	N/A	42,062
29,700	U.S. Treasury Note/Bond	NR	7.50%	11/15/2024	N/A	41,227
7,700	U.S. Treasury Note/Bond	NR	6.63%	02/15/2027	N/A	10,030
5,600	U.S. Treasury Note/Bond	NR	6.38%	08/15/2027	N/A	7,134
39,600	U.S. Treasury Note/Bond	NR	6.13%	11/15/2027	N/A	49,222
11,900	U.S. Treasury Note/Bond	NR	6.13%	08/15/2029	N/A	14,855
9,500	U.S. Treasury Note/Bond	NR	5.38%	02/15/2031	N/A	10,921
39,600	U.S. Treasury Note/Bond	NR	4.50%	02/15/2036	N/A	40,132
33,700	U.S. Treasury Note/Bond	NR	4.50%	05/15/2038	N/A	33,937
53,200	U.S. Treasury Note/Bond	NR	4.38%	11/15/2039	N/A	52,227
59,300	U.S. Treasury Note/Bond	NR	4.63%	02/15/2040	N/A	60,662
35,000	U.S. Treasury Note/Bond	NR	4.38%	05/15/2040	N/A	34,316
	(Cost $3,938,639)					3,968,183

	Total Long-Term Investments - 98.7%
	(Cost $10,131,216)					10,283,725

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.2%
	Money Market Fund - 0.2%
16,950	BNY Mellon Securities Lending Overnight Fund, 0.257%(d) (e)					16,950
	(Cost $16,950)

	Total Investments - 98.9%
	(Cost $10,148,166)					10,300,675
	Other Assets in excess of Liabilities - 1.1%					118,568
	Net Assets - 100.0%					$ 10,419,243

BV - Limited Liability Company

LLC - Limited Liability Company

LP - Limited Partnership

N/A- Not Available

PLC - Public Limited Company

NR - Not Rated

TBA  - To be announced, maturity date has not yet been established.

ULC - Unlimited Liability Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2011 these securities amounted to $24,660, which represents 0.2% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2011.
(c)	When-issued security.
(d)	At February 28, 2011, the total market value of the Fund's securities on loan was $16,419 and the total market value of the collateral held by the Fund was $16,950.
(e)	Interest rate shown reflects yield as of February 28, 2011.

See previously submitted notes to financial statements for the period ended November 30, 2010.

UBD | Claymore U.S. Capital Markets Bond ETF

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

Country Allocation*
United States	99.0%
Canada	0.3%
Switzerland	0.3%
Ivory Coast	0.2%
United Kingdom	0.1%
Netherlands	0.1%

* Subject to change daily.  Based on total long-term investments.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Net Tax
	Gross Tax	Gross Tax	Unrealized
	Unrealized	Unrealized	Appreciation on
Cost of Investments for Tax Purposes	Appreciation	Depreciation	Investments
$10,148,501	$168,497	$(16,323)	$152,174

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820):  Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds:	$-	$2,205	$-	$2,205
Mortgage Backed Securities	-	3,495	-	3,495
US Government Agency Securities	-	616	-	616
US Treasury Securities	-	3,968	-	3,968
Investments of Collateral for Securities Loaned	17	-	-	17
Total	$17	$10,284	$-	$10,301

There were no transfers between Level 1 and Level 2.

ULQ Claymore U.S. Capital Markets Micro-Term Fixed Income ETF
Portfolio of Investments
February 28, 2011 (unaudited)

	Principal
	Amount	Description	Rating (S&P)*	Coupon	Maturity	Value
		Short-Term Investments - 102.4%
		Commercial Paper - 37.9%
	$150,000	BPCE	A-1+	0.33%	03/18/2011	$ 149,984
	300,000	Cancara Asset Securitization LLC	A-1+	0.25%	03/24/2011	299,946
	150,000	Citigroup Funding, Inc.	A-1+	0.24%	03/10/2011	149,992
	300,000	Citigroup Funding, Inc.	A-1+	0.22%	04/04/2011	299,949
	150,000	Grampian Funding LLC	A-1+	0.28%	03/07/2011	149,995
	150,000	JPMorgan Chase & Co.	A-1+	0.16%	03/17/2011	149,985
	150,000	LMA Americas LLC	A-1+	0.23%	04/26/2011	149,930
	100,000	Nordea North America	A-1+	0.21%	04/18/2011	99,967
	150,000	Société Générale	A-1+	0.34%	03/01/2011	150,000
	150,000	Société Générale	A-1+	0.37%	05/24/2011	149,894
	140,000	Sumitomo Mitsui Banking US	A-1+	0.23%	03/14/2011	139,989
		(Cost $1,889,595)				1,889,631

		Corporate Bonds - 17.3%
		Banks - 5.6%
	$75,000	JPMorgan Chase & Co.	A+	5.60%	06/01/2011	75,990
	100,000	Morgan Stanley	A	6.75%	04/15/2011	100,711
	100,000	Wells Fargo & Co.	AA-	5.30%	08/26/2011	102,370
						279,071

		Diversified Financial Services - 9.6%
	24,000	Credit Suisse USA, Inc.	A+	6.50%	01/15/2012	25,229
	150,000	General Electric Capital Corp., Series GMTN	AA+	5.50%	04/28/2011	151,185
	200,000	HSBC Finance Corp.	A	6.75%	05/15/2011	202,460
	100,000	Toyota Motor Credit Corp.	AA	5.45%	05/18/2011	101,127
						480,001

		Oil & Gas - 2.1%
	100,000	Devon Financing Corp. ULC (Canada)	BBB+	6.88%	09/30/2011	103,610

		Total Corporate Bonds - 17.3%
		(Cost $863,006)				862,682

		U.S. Government and Agency Securities - 47.2%
	$100,000	Fannie Mae Discount Notes	NR	0.23%	04/25/2011	99,989
	150,000	Fannie Mae Discount Notes	NR	0.14%	05/10/2011	149,974
	150,000	United States Treasury Bill	NR	0.16%	03/03/2011	150,000
	496,000	United States Treasury Bill	NR	0.14%	03/17/2011	495,978
	490,000	United States Treasury Bill	NR	0.16%	03/31/2011	489,970
	300,000	United States Treasury Bill	NR	0.15%	05/05/2011	299,938
	190,000	United States Treasury Bill	NR	0.14%	05/12/2011	189,959
	475,000	United States Treasury Note	NR	0.88%	04/30/2011	475,612
		(Cost $2,351,195)				2,351,420

		Total Short-Term Investments - 102.4%
		(Cost $5,103,796)				5,103,733

		Total Investments - 102.4%
		(Cost $5,103,796)				5,103,733
		Liabilities in excess of Other Assets - (2.4%)				(121,526)
		Net Assets - 100.0%				$ 4,982,207

LLC - Limited Liability Company
ULC - Unlimited Liability Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

See previously submitted notes to financial statements for the period ended November 30, 2010.

ULQ I Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

Country Allocation**
United States	98.0%
Canada	2.0%

** Subject to change daily.  Based on total investments.

At Februrary 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Net Tax
	Gross Tax	Gross Tax	Unrealized
	Unrealized	Unrealized	Depreciation on
Cost of Investments for Tax Purposes	Appreciation	Depreciation	Investments
$5,103,796	$338	$(401)	$(63)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Commerical Paper	$-	$1,890	$-	$1,890
Corporate Bonds	-	863	-	863
U.S. Government and Agency Securities	-	2,351	-	2,351
Total	$-	$5,104	$-	$5,104

There were no transfers between levels.

BSCB Guggenheim BulletShares 2011 Corporate Bond ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Principal
Amount	Description	Rating (S&P)*	Coupon	Maturity	Value
	Corporate Bonds - 96.1%
	Aerospace & Defense - 0.3%
$100,000	General Dynamics Corp.	A	1.80%	07/15/2011	$ 100,658

	Auto Manufacturers - 2.0%
100,000	Daimler Finance North America, LLC	BBB+	5.88%	03/15/2011	100,176
501,000	Daimler Finance North America, LLC, Series MTN	BBB+	5.75%	09/08/2011	514,156
					614,332

	Banks - 18.1%
100,000	Bank of America Corp.	A	5.38%	08/15/2011	102,185
100,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan)	A	7.40%	06/15/2011	101,875
149,000	Bank One Corp.	A	5.90%	11/15/2011	154,370
267,000	Capital One Financial Corp., Series MTN	BBB	5.70%	09/15/2011	274,085
178,000	Citigroup, Inc.	A	5.10%	09/29/2011	182,376
700,000	JPMorgan Chase & Co.	A+	5.60%	06/01/2011	709,236
1,496,000	Morgan Stanley	A	6.75%	04/15/2011	1,506,644
250,000	National City Bank, Series BKNT	A	6.20%	12/15/2011	260,737
267,000	Royal Bank of Canada (Canada)	AA-	5.65%	07/20/2011	272,390
500,000	SunTrust Bank, Series BKNT	BBB	6.38%	04/01/2011	501,971
275,000	US Bank NA, Series BKNT	A+	6.38%	08/01/2011	281,744
255,000	Wachovia Corp.	AA-	5.35%	03/15/2011	255,429
50,000	Wells Fargo & Co., Series MTN	AA-	4.00%	06/02/2011	50,478
180,000	Wells Fargo & Co.	A+	6.38%	08/01/2011	184,262
621,000	Wells Fargo & Co.	AA-	5.30%	08/26/2011	635,718
					5,473,500

	Building Materials - 0.7%
209,000	Lafarge SA (France)	BBB-	6.15%	07/15/2011	212,706

	Chemicals - 0.8%
238,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	7.75%	05/31/2011	242,197

	Commercial Services - 0.2%
50,000	Western Union Co.	A-	5.40%	11/17/2011	51,668

	Computers - 1.8%
443,000	Hewlett-Packard Co.	A	2.25%	05/27/2011	445,365
100,000	International Business Machines Corp.	A+	4.95%	03/22/2011	100,240
					545,605

	Cosmetics & Personal Care - 1.4%
418,000	Procter & Gamble International Funding SCA (Luxembourg)	AA-	1.35%	08/26/2011	420,822

	Diversified Financial Services - 23.0%
193,000	Bear Stearns Cos., LLC	A+	5.50%	08/15/2011	197,509
146,000	Boeing Capital Corp.	A	6.10%	03/01/2011	146,000
564,000	Countrywide Home Loans, Inc., Series L MTN	A	4.00%	03/22/2011	565,122
329,000	Credit Suisse USA, Inc.	A+	5.50%	08/16/2011	336,631
1,121,000	Credit Suisse USA, Inc.	A+	6.13%	11/15/2011	1,164,855
722,000	General Electric Capital Corp., Series G MTN	AA+	5.50%	04/28/2011	727,702
728,000	General Electric Capital Corp.	AA+	5.00%	11/15/2011	749,954
100,000	General Electric Capital Corp., Series MTNA	AA+	4.38%	11/21/2011	102,756
765,000	HSBC Finance Corp.	A	6.75%	05/15/2011	774,411
250,000	HSBC Finance Corp.	A	5.70%	06/01/2011	253,089
763,000	HSBC Finance Corp.	A	6.38%	10/15/2011	789,559
494,000	Merrill Lynch & Co., Inc., Series MTN	A	5.77%	07/25/2011	503,595
200,000	ORIX Corp. (Japan)	A-	5.48%	11/22/2011	205,856
294,000	Toyota Motor Credit Corp.	AA	5.45%	05/18/2011	297,315
120,000	Washington Mutual Finance Corp.	A	6.88%	05/15/2011	121,417
					6,935,771

	Electric - 3.8%
201,000	NextEra Energy Capital Holdings, Inc.	BBB+	5.63%	09/01/2011	205,964
50,000	Pacific Gas & Electric Co.	BBB+	4.20%	03/01/2011	50,000
197,000	PacifiCorp	A	6.90%	11/15/2011	205,877
170,000	PPL Energy Supply, LLC, Series A	BBB+	6.40%	11/01/2011	176,501
359,000	Progress Energy, Inc.	BBB	7.10%	03/01/2011	359,000
150,000	PSEG Power, LLC	BBB	7.75%	04/15/2011	151,223
					1,148,565

	Food - 4.0%
151,000	HJ Heinz Finance Co.	BBB	6.63%	07/15/2011	154,351
328,000	Kellogg Co., Series B	BBB+	6.60%	04/01/2011	329,630
559,000	Kraft Foods, Inc.	BBB-	5.63%	11/01/2011	576,818
151,000	Kroger Co.	BBB	6.80%	04/01/2011	151,732
					1,212,531

	Forest Products & Paper - 0.8%
238,000	Georgia-Pacific, LLC	BBB-	8.13%	05/15/2011	242,462

	Insurance - 1.6%
209,000	American International Group, Inc.	A-	5.38%	10/18/2011	214,486
251,000	MetLife, Inc.	A-	6.13%	12/01/2011	261,496
					475,982

	Media - 0.8%
50,000	Comcast Corp.	BBB+	5.50%	03/15/2011	50,080
180,000	Walt Disney Co., Series MTNC	A	5.70%	07/15/2011	183,674
					233,754

	Miscellaneous Manufacturing - 3.3%
782,000	3M Co., Series MTN	AA-	4.50%	11/01/2011	804,796
178,000	Honeywell International, Inc.	A	6.13%	11/01/2011	184,988
					989,784

	Office & Business Equipment - 0.3%
100,000	Xerox Corp.	BBB-	6.88%	08/15/2011	102,694

	Oil & Gas - 6.2%
294,000	BP Capital Markets PLC (United Kingdom)	A	1.55%	08/11/2011	295,237
722,000	Devon Financing Corp. ULC (Canada)	BBB+	6.88%	09/30/2011	748,063
321,000	Shell International Finance BV (Netherlands)	AA	5.63%	06/27/2011	326,539
487,000	Shell International Finance BV (Netherlands)	AA	1.30%	09/22/2011	490,050
					1,859,889

	Pharmaceuticals - 6.9%
660,000	Abbott Laboratories	AA	5.60%	05/15/2011	667,344
544,000	Merck & Co., Inc.	AA	1.88%	06/30/2011	546,485
863,000	Wyeth	AA	6.95%	03/15/2011	864,936
					2,078,765

	Pipelines - 0.4%
121,000	Williams Cos., Inc.	BB+	7.13%	09/01/2011	124,241

	Retail - 3.4%
418,000	CVS Caremark Corp.	BBB+	5.75%	08/15/2011	427,733
256,000	Home Depot, Inc.	BBB+	5.20%	03/01/2011	256,000
25,000	Staples, Inc.	BBB	7.75%	04/01/2011	25,133
317,000	Yum! Brands, Inc.	BBB-	8.88%	04/15/2011	319,987
					1,028,853

	Telecommunications - 16.3%
582,000	AT&T Corp.	A-	7.30%	11/15/2011	609,216
238,000	AT&T Mobility, LLC	A	6.50%	12/15/2011	249,142
417,000	AT&T, Inc.	A-	6.25%	03/15/2011	417,726
396,000	BellSouth Corp.	A-	6.00%	10/15/2011	409,325
902,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	3.75%	05/20/2011	908,457
169,000	Motorola Solutions, Inc.	BBB	8.00%	11/01/2011	176,699
300,000	Qwest Corp.	BBB-	7.88%	09/01/2011	310,125
600,000	Telecom Italia Capital SA (Luxembourg)	BBB	6.20%	07/18/2011	611,510
319,000	TELUS Corp. (Canada)	BBB+	8.00%	06/01/2011	324,917
328,000	Verizon New England, Inc.	A-	6.50%	09/15/2011	338,351
280,000	Verizon Pennsylvania, Inc., Series A	A-	5.65%	11/15/2011	289,670
267,000	Vodafone Group PLC (United Kingdom)	A-	5.50%	06/15/2011	270,857
					4,915,995

	Total Corporate Bonds - 96.1%
	(Cost $29,000,118)				29,010,774

	US Treasury Securities - 11.6%
3,500,000	U.S. Treasury Bill(a)	NR	0.00%	03/03/2011	3,499,989
	(Cost $3,499,989)

	Total Investments - 107.7%
	(Cost $32,500,107)				32,510,763
	Liabilities in excess of Other Assets - (7.7%)				(2,318,537)
	Net Assets - 100.0%				$30,192,226

BV - Limited Liability Company
LLC - Limited Liability Company
PLC - Public Limited Company
SA - Corporation
SCA - Limited Partnership
ULC - Unlimited Liability Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	Zero coupon bond.

See previously submitted notes to financial statements for the period ended November 30, 2010.

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

Country Allocation**
United States	86.1%
Canada	4.9%
Luxembourg	3.2%
Netherlands	2.5%
United Kingdom	1.7%
Japan	0.9%
France	0.7%

** Subject to change daily. Based on long-term investments.

At Februrary 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$32,500,107	$17,551	$(6,895)	$10,656

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	29,011	$-	$29,011
US Treasury Securities		3,500		3,500
Total	$-	$32,511	$-	$32,511

There were no transfers between Level 1 and Level 2.

BSCC Guggenheim BulletShares 2012 Corporate Bond ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Principal					Optional Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.4%
	Aerospace & Defense - 1.0%
$394,000	Boeing Co.	A	1.88%	11/20/2012	N/A	$ 400,771

	Auto Manufacturers - 1.5%
566,000	Daimler Finance North America, LLC	BBB+	7.30%	01/15/2012	N/A	597,663

	Banks - 27.2%
150,000	American Express Bank FSB, Series BKN1	BBB+	5.55%	10/17/2012	N/A	159,820
250,000	American Express Centurion Bank, Series BKNT	BBB+	5.55%	10/17/2012	N/A	266,366
701,000	Bank of America Corp.	A	6.25%	04/15/2012	N/A	740,189
50,000	Bank of America Corp.	A	4.88%	09/15/2012	N/A	52,545
383,000	Bank of New York Mellon Corp., Series MTN	AA-	4.95%	11/01/2012	N/A	408,872
325,000	Barclays Bank PLC (United Kingdom)	AA-	5.45%	09/12/2012	N/A	345,649
175,000	BB&T Corp., Series MTN	A	3.85%	07/27/2012	N/A	181,727
175,000	BNP Paribas / BNP Paribas US Medium-Term Note Program, LLC, Series 2 (France)	AA	2.13%	12/21/2012	N/A	177,696
348,000	Citigroup, Inc.	A	6.00%	02/21/2012	N/A	365,023
348,000	Citigroup, Inc.	A	5.50%	08/27/2012	N/A	368,364
348,000	Citigroup, Inc.	A-	5.63%	08/27/2012	N/A	366,208
631,000	Citigroup, Inc.	A	5.30%	10/17/2012	N/A	668,543
670,000	Deutsche Bank AG (Germany)	A+	5.38%	10/12/2012	N/A	714,161
601,000	Goldman Sachs Group, Inc.	A	6.60%	01/15/2012	N/A	631,777
327,000	Goldman Sachs Group, Inc.	A	5.30%	02/14/2012	N/A	341,340
668,000	Goldman Sachs Group, Inc.	A	5.70%	09/01/2012	N/A	711,769
529,000	Goldman Sachs Group, Inc.	A	5.45%	11/01/2012	N/A	564,463
262,000	HSBC Holdings PLC (United Kingdom)	A	5.25%	12/12/2012	N/A	277,851
968,000	JPMorgan Chase & Co.	A+	5.38%	10/01/2012	N/A	1,032,051
879,000	Morgan Stanley	A	6.60%	04/01/2012	N/A	932,465
200,000	Morgan Stanley, Series GMTN	A	5.75%	08/31/2012	N/A	212,956
400,000	Morgan Stanley, Series MTN	A	5.25%	11/02/2012	N/A	426,040
217,000	SunTrust Banks	BBB	5.25%	11/05/2012	N/A	228,856
631,000	Wells Fargo & Co.	AA-	5.25%	10/23/2012	N/A	672,911
						10,847,642

	Beverages - 1.5%
457,000	Anheuser-Busch InBev Worldwide, Inc.	BBB+	3.00%	10/15/2012	N/A	471,564
100,000	Bottling Group LLC	A	4.63%	11/15/2012	N/A	106,349
						577,913

	Chemicals - 2.5%
613,000	Dow Chemical Co.	BBB-	4.85%	08/15/2012	N/A	645,665
327,000	Dow Chemical Co.	BBB-	6.00%	10/01/2012	N/A	351,692
						997,357

	Computers - 2.3%
175,000	Hewlett-Packard Co.	A	4.25%	02/24/2012	N/A	181,047
706,000	International Business Machines Corp.	A+	4.75%	11/29/2012	N/A	753,846
						934,893

	Cosmetics & Personal Care - 0.9%
348,000	Procter & Gamble Co.	AA-	1.38%	08/01/2012	N/A	351,601

	Diversified Financial Services - 22.5%
848,000	Bear Stearns Cos., LLC, Series MTN	A+	6.95%	08/10/2012	N/A	918,810
246,000	Boeing Capital Corp.	A	6.50%	02/15/2012	N/A	259,822
746,000	Countrywide Financial Corp., Series MTN	A	5.80%	06/07/2012	N/A	786,832
601,000	Credit Suisse USA, Inc.	A+	6.50%	01/15/2012	N/A	631,774
706,000	General Electric Capital Corp., Series MTNA	AA+	5.88%	02/15/2012	N/A	741,352
984,000	General Electric Capital Corp., Series MTNA	AA+	6.00%	06/15/2012	N/A	1,046,823
435,000	General Electric Capital Corp.	AA+	3.50%	08/13/2012	N/A	450,080
1,274,000	General Electric Capital Corp., Series GMTN	AA+	5.25%	10/19/2012	N/A	1,355,991
383,000	HSBC Finance Corp.	A	7.00%	05/15/2012	N/A	407,928
435,000	HSBC Finance Corp.	A	6.38%	11/27/2012	N/A	470,221
150,000	IBM International Group Capital, LLC	A+	5.05%	10/22/2012	N/A	160,371
522,000	John Deere Capital Corp.	A	7.00%	03/15/2012	N/A	556,767
100,000	MBNA Corp., Series MTNF	A	7.50%	03/15/2012	N/A	106,463
601,000	Merrill Lynch & Co., Inc., Series MTN	A	6.05%	08/15/2012	N/A	638,962
435,000	National Rural Utilities Cooperative Finance Corp., Series MTNC	A	7.25%	03/01/2012	N/A	463,309
						8,995,505

	Electric - 4.1%
262,000	Commonwealth Edison Co., Series 98	A-	6.15%	03/15/2012	N/A	276,079
494,000	Duke Energy Carolinas, LLC	A-	6.25%	01/15/2012	N/A	518,561
100,000	Georgia Power Co., Series K	A	5.13%	11/15/2012	N/A	107,000
348,000	PSEG Power, LLC	BBB	6.95%	06/01/2012	N/A	373,252
75,000	Southern Co., Series A	A-	5.30%	01/15/2012	N/A	78,013
262,000	Virginia Electric and Power Co.	A-	5.10%	11/30/2012	N/A	280,200
						1,633,105

	Food - 3.6%
348,000	General Mills, Inc.	BBB+	5.65%	09/10/2012	N/A	372,485
348,000	HJ Heinz Finance Co.	BBB	6.00%	03/15/2012	N/A	366,093
262,000	Kellogg Co.	BBB+	5.13%	12/03/2012	N/A	280,071
169,000	Kraft Foods, Inc.	BBB-	6.25%	06/01/2012	N/A	179,659
203,000	Safeway, Inc.	BBB	5.80%	08/15/2012	N/A	216,890
						1,415,198

	Insurance - 3.4%
435,000	Berkshire Hathaway Finance Corp.	AA+	4.75%	05/15/2012	N/A	455,360
98,000	Principal Life, Series MTN	A	5.30%	12/14/2012	N/A	105,085
457,000	Prudential Financial, Inc., Series MTN	A	3.63%	09/17/2012	N/A	471,858
327,000	XL Capital Finance Europ PLC (United Kingdom)	BBB+	6.50%	01/15/2012	N/A	341,898
						1,374,201

	Media - 5.9%
459,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	7.63%	05/15/2016	05/15/12 @ 104	505,446
784,000	Time Warner Cable, Inc.	BBB	5.40%	07/02/2012	N/A	827,397
632,000	Time Warner, Inc.	BBB	6.88%	05/01/2012	N/A	672,967
348,000	Walt Disney Co., Series MTNB	A	6.38%	03/01/2012	N/A	367,381
						2,373,191

	Mining - 1.8%
640,000	Freeport-McMoRan Copper & Gold, Inc.	BBB-	8.38%	04/01/2017	04/01/12 @ 104	711,255

	Miscellaneous Manufacturing - 0.5%
175,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.00%	10/01/2012	N/A	187,365

	Oil & Gas - 4.2%
613,000	BP Capital Markets PLC (United Kingdom)	A	3.13%	03/10/2012	N/A	626,989
849,000	Chevron Corp.	AA	3.45%	03/03/2012	N/A	871,475
175,000	ConocoPhillips	A	4.75%	10/15/2012	N/A	186,293
						1,684,757

	Pharmaceuticals - 5.9%
348,000	Abbott Laboratories	AA	5.15%	11/30/2012	N/A	373,825
529,000	AstraZeneca PLC (United Kingdom)	AA-	5.40%	09/15/2012	N/A	566,658
262,000	ELI Lilly & Co.	AA-	6.00%	03/15/2012	N/A	276,765
1,093,000	Pfizer, Inc.	AA	4.45%	03/15/2012	N/A	1,135,561
						2,352,809

	Pipelines - 0.5%
190,000	Kinder Morgan Energy Partners, LP	BBB	5.85%	09/15/2012	N/A	203,228

	Real Estate Investment Trusts - 0.8%
314,000	Weyerhaeuser Co.	BBB-	6.75%	03/15/2012	N/A	329,773

	Retail - 2.0%
522,000	Costco Wholesale Corp.	A+	5.30%	03/15/2012	N/A	547,444
252,000	Target Corp.	A+	5.88%	03/01/2012	N/A	265,624
						813,068

	Software - 0.7%
262,000	Intuit, Inc.	BBB	5.40%	03/15/2012	N/A	272,458

	Telecommunications - 5.6%
395,000	AT&T, Inc.	A-	5.88%	02/01/2012	N/A	414,054
639,000	New Cingular Wireless Services, Inc.	A	8.13%	05/01/2012	N/A	692,876
494,000	Qwest Corp.	BBB-	8.88%	03/15/2012	N/A	531,667
348,000	Verizon Global Funding Corp.	A-	7.38%	09/01/2012	N/A	380,755
214,000	Verizon New York, Inc., Series A	A-	6.88%	04/01/2012	N/A	227,052
						2,246,404

	Total Corporate Bonds - 98.4%
	(Cost $39,156,132)					39,300,157

	Total Investments - 98.4%
	(Cost $39,156,132)					39,300,157
	Other Assets in excess of Liabilities - 1.6%					641,773
	Net Assets - 100.0%					$39,941,930

AG - Stock Corporation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Available
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See previously submitted notes to financial statements for the period ended November 30, 2010.

Country Allocation**
United States	91.8%
United Kingdom	5.5%
Germany	1.8%
Luxembourg	0.5%
France	0.4%

** Subject to change daily. Based on total investments.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$39,156,132	$152,741	$(8,716)	$144,025

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after
December 15, 2010. The Fund adopted the disclosures required by this amendment, which did not have a material impact on the financial statement.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Corporate Bonds	$–	$39,300	$–	$39,300
Total	$–	$39,300	$–	$39,300

There were no transfers between levels.

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Principal
Amount	Description	Rating (S&P)*	Coupon	Maturity	Value
	Corporate Bonds - 98.9%
	Aerospace & Defense - 0.5%
$ 219,000	General Dynamics Corp.	A	4.25%	05/15/2013	$ 234,102

	Agriculture - 2.8%
452,000	Altria Group, Inc.	BBB	8.50%	11/10/2013	532,866
725,000	Philip Morris International, Inc.	A	4.88%	05/16/2013	780,923
					1,313,789

	Auto Manufacturers - 1.3%
559,000	Daimler Finance North America LLC	BBB+	6.50%	11/15/2013	630,469

	Banks - 28.3%
150,000	American Express Bank FSB, Series BKNT	BBB+	5.50%	04/16/2013	161,306
200,000	Bank of America Corp.	A	4.88%	01/15/2013	210,640
740,000	Bank of America Corp., Series MTN	A	4.90%	05/01/2013	784,239
339,000	Bank of America Corp.	A-	4.75%	08/15/2013	359,810
339,000	Bank of New York Mellon Corp.	AA-	5.13%	08/27/2013	370,910
378,000	Bank of Nova Scotia (Canada)	AA-	2.25%	01/22/2013	387,213
200,000	Barclays Bank PLC (United Kingdom)	AA-	2.50%	01/23/2013	203,451
452,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.45%	09/13/2013	450,850
901,000	Citigroup, Inc.	A	5.50%	04/11/2013	966,355
590,000	Citigroup, Inc.	A	6.50%	08/19/2013	650,630
452,000	Citigroup, Inc.	A	6.00%	12/13/2013	494,688
337,000	Credit Suisse, Series MTN (Switzerland)	A+	5.00%	05/15/2013	361,377
1,064,000	Deutsche Bank AG, Series GMTN (Germany)	A+	4.88%	05/20/2013	1,134,439
400,000	Deutsche Bank AG (Germany)	A+	2.38%	01/11/2013	406,873
318,000	Goldman Sachs Group, Inc.	A	4.75%	07/15/2013	338,697
536,000	Goldman Sachs Group, Inc.	A	5.25%	10/15/2013	581,172
339,000	JPMorgan Chase & Co.	A	5.75%	01/02/2013	363,448
489,000	JPMorgan Chase & Co.	A+	4.75%	05/01/2013	522,815
400,000	JPMorgan Chase & Co. Series 2	A+	1.65%	09/30/2013	400,807
339,000	KeyCorp, Series MTN	BBB+	6.50%	05/14/2013	371,487
518,000	Morgan Stanley	A	5.30%	03/01/2013	552,539
557,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.10%	07/29/2013	568,943
339,000	Royal Bank of Scotland PLC, Series 2 (United Kingdom)	A+	3.40%	08/23/2013	345,753
339,000	US Bancorp	A+	2.00%	06/14/2013	345,074
870,000	Wachovia Corp., Series MTN	AA-	5.50%	05/01/2013	944,093
588,000	Wells Fargo & Co.	AA-	4.38%	01/31/2013	622,832
279,000	Wells Fargo & Co.	A+	4.95%	10/16/2013	300,113
					13,200,554

	Beverages - 2.5%
219,000	Anheuser-Busch InBev Worldwide, Inc.	BBB+	2.50%	03/26/2013	223,776
150,000	Coca-Cola Co.	A+	0.75%	11/15/2013	148,138
279,000	Diageo Capital PLC (United Kingdom)	A-	5.20%	01/30/2013	300,065
452,000	PepsiCo, Inc.	A-	4.65%	02/15/2013	483,816
					1,155,795

	Chemicals - 0.8%
339,000	EI du Pont de Nemours & Co.	A	5.00%	07/15/2013	368,028

	Computers - 3.8%
400,000	Computer Sciences Corp.	A-	5.50%	03/15/2013	427,541
451,000	Hewlett-Packard Co.	A	4.50%	03/01/2013	480,650
339,000	HP Enterprise Services, LLC, Series B	A	6.00%	08/01/2013	375,114
200,000	International Business Machines Corp.	A+	2.10%	05/06/2013	204,663
250,000	International Business Machines Corp.	A+	6.50%	10/15/2013	283,615
					1,771,583

	Diversified Financial Services - 17.5%
830,000	American Express Credit Corp., Series C	BBB+	7.30%	08/20/2013	935,215
339,000	Caterpillar Financial Services Corp., Series MTN	A	4.25%	02/08/2013	358,930
279,000	CME Group, Inc.	AA	5.40%	08/01/2013	306,303
339,000	Credit Suisse USA, Inc.	A+	5.50%	08/15/2013	369,410
339,000	General Electric Capital Corp.	AA+	2.80%	01/08/2013	347,883
590,000	General Electric Capital Corp., Series MTNA	AA+	5.45%	01/15/2013	633,051
489,000	General Electric Capital Corp.	AA+	4.80%	05/01/2013	522,073
852,000	General Electric Capital Corp.	AA+	1.88%	09/16/2013	855,492
339,000	HSBC Finance Corp.	A	4.75%	07/15/2013	360,963
452,000	John Deere Capital Corp., Series MTN	A	4.90%	09/09/2013	490,875
901,000	Merrill Lynch & Co., Inc.	A	5.45%	02/05/2013	960,429
400,000	Merrill Lynch & Co., Inc., Series MTN	A	6.15%	04/25/2013	432,355
339,000	National Rural Utilities Cooperative Finance Corp.	A+	5.50%	07/01/2013	371,840
339,000	NYSE Euronext	A+	4.80%	06/28/2013	364,055
452,000	SLM Corp., Series MTNA	BBB-	5.00%	10/01/2013	467,624
					7,776,498

	Electric - 1.7%
339,000	Consolidated Edison Co. of New York, Inc., Series 02-B	A-	4.88%	02/01/2013	361,048
400,000	NiSource Finance Corp.	BBB-	6.15%	03/01/2013	433,897
					794,945

	Food - 0.8%
339,000	Kraft Foods, Inc.	BBB-	5.25%	10/01/2013	368,261

	Insurance - 3.5%
339,000	Allstate Life Global Funding Trusts, Series MTN	A+	5.38%	04/30/2013	367,223
452,000	Berkshire Hathaway Finance Corp.	AA+	4.60%	05/15/2013	483,699
339,000	Berkshire Hathaway Finance Corp.	AA+	5.00%	08/15/2013	369,760
400,000	Principal Life Income Funding Trusts, Series MTN	A	5.30%	04/24/2013	430,286
339,000	Prudential Financial, Inc., Series MTN	A	2.75%	01/14/2013	343,748
					1,994,716

	Iron & Steel - 1.8%
794,000	ArcelorMittal (Luxembourg)	BBB-	5.38%	06/01/2013	852,268

	Media - 2.8%
379,000	Comcast Cable Communications Holdings, Inc.	BBB+	8.38%	03/15/2013	430,059
452,000	Time Warner Cable, Inc.	BBB	6.20%	07/01/2013	499,278
339,000	Walt Disney Co.	A	4.50%	12/15/2013	369,878
					1,299,215

	Mining - 1.1%
238,000	Alcoa, Inc.	BBB-	6.00%	07/15/2013	260,513
219,000	Barrick Gold Financeco, LLC (Canada)	A-	6.13%	09/15/2013	243,562
					504,075

	Miscellaneous Manufacturing - 4.6%
452,000	3M Co., Series MTN	AA-	4.38%	08/15/2013	490,608
1,339,000	General Electric Co.	AA+	5.00%	02/01/2013	1,434,989
219,000	Tyco International Finance SA (Luxembourg)	A-	6.00%	11/15/2013	243,969
					2,169,566

	Oil & Gas - 3.9%
555,000	BP Capital Markets PLC (United Kingdom)	A	5.25%	11/07/2013	602,934
277,000	Occidental Petroleum Corp.	A	7.00%	11/01/2013	319,240
589,000	Shell International Finance BV (Netherlands)	AA	1.88%	03/25/2013	601,150
279,000	Transocean, Inc. (Cayman Islands)	BBB	5.25%	03/15/2013	296,328
					1,819,652

	Oil & Gas Services - 0.8%
339,000	Baker Hughes, Inc.	A	6.50%	11/15/2013	384,366

	Pharmaceuticals - 5.6%
901,000	GlaxoSmithKline Capital, Inc.	A+	4.85%	05/15/2013	975,265
400,000	Merck & Co., Inc.	AA	5.30%	12/01/2013	442,271
726,000	Novartis Capital Corp.	AA-	1.90%	04/24/2013	739,605
400,000	Wyeth	AA	5.50%	03/15/2013	435,834
					2,592,975

	Pipelines - 0.9%
400,000	Spectra Energy Capital LLC	BBB	6.25%	02/15/2013	434,864

	Retail - 3.6%
339,000	Home Depot, Inc.	BBB+	5.25%	12/16/2013	372,110
339,000	Walgreen Co.	A	4.88%	08/01/2013	368,306
452,000	Wal-Mart Stores, Inc.	AA	4.25%	04/15/2013	483,148
412,000	Wal-Mart Stores, Inc.	AA	4.55%	05/01/2013	442,945
					1,666,509

	Software - 1.1%
100,000	Microsoft Corp.	AAA	0.88%	09/27/2013	99,536
379,000	Oracle Corp.	A	4.95%	04/15/2013	410,205
					509,741

	Telecommunications - 7.8%
518,000	AT&T, Inc.	A-	4.95%	01/15/2013	554,611
342,000	AT&T, Inc.	A-	6.70%	11/15/2013	387,287
400,000	Cellco Partnership/Verizon Wireless Capital LLC	A-	7.38%	11/15/2013	461,216
452,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.25%	07/22/2013	490,320
452,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.25%	11/15/2013	472,626
200,000	Verizon Communications, Inc.	A-	4.35%	02/15/2013	212,253
957,000	Verizon Communications, Inc.	A-	5.25%	04/15/2013	1,036,431
					3,614,744

	Transportation - 1.4%
592,000	United Parcel Service, Inc.	AA-	4.50%	01/15/2013	631,718

	Total Corporate Bonds - 98.9%
	(Cost $45,937,215)				46,088,433

	Total Investments - 98.9%
	(Cost $45,937,215)				46,088,433
	Other Assets in excess of Liabilities - 1.1%				519,313
	Net Assets - 100.0%				$ 46,607,746

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

See previously submitted notes to financial statements for the period ended November 30, 2010.

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Country Allocation**
United States	82.7%
Canada	3.6%
Luxembourg	3.4%
Germany	3.3%
United Kingdom	3.2%
Netherlands	2.4%
Switzerland	0.8%
Cayman Islands	0.6%
** Subject to change daily. Based on total investments.

At Februrary 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$45,937,215	$197,127	$(45,909)	$151,218

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	46,088	$-	$46,088
Total	$-	$46,088	$-	$46,088

There were no transfers between levels.

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Principal					Optional Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.7%
	Aerospace & Defense - 2.6%
$733,000	General Dynamics Corp.	A	5.25%	02/01/2014	N/A	$ 806,755

	Agriculture - 1.9%
527,000	Philip Morris International, Inc.	A	6.88%	03/17/2014	N/A	607,184

	Banks - 34.3%
840,000	Bank of America Corp.	A	7.38%	05/15/2014	N/A	957,066
300,000	Barclays Bank PLC (United Kingdom)	AA-	5.20%	07/10/2014	N/A	324,524
114,000	Capital One Financial Corp.	BBB	7.38%	05/23/2014	N/A	131,475
487,000	Citigroup, Inc.	A	5.13%	05/05/2014	N/A	523,922
732,000	Citigroup, Inc.	A	6.38%	08/12/2014	N/A	817,380
1,176,000	Citigroup, Inc.	A-	5.00%	09/15/2014	N/A	1,237,566
568,000	Citigroup, Inc.	A	5.50%	10/15/2014	N/A	617,748
200,000	Credit Suisse of New York (Switzerland)	A+	5.50%	05/01/2014	N/A	220,062
258,000	Goldman Sachs Group, Inc.	A	5.15%	01/15/2014	N/A	278,819
432,000	Goldman Sachs Group, Inc., Series MTN	A	6.00%	05/01/2014	N/A	478,716
200,000	Goldman Sachs Group, Inc.	A	5.50%	11/15/2014	N/A	219,641
200,000	JPMorgan Chase & Co., Series MTN	A+	2.05%	01/24/2014	N/A	200,757
733,000	JPMorgan Chase & Co.	A+	4.65%	06/01/2014	N/A	783,874
568,000	JPMorgan Chase & Co.	A	5.13%	09/15/2014	N/A	614,777
200,000	Morgan Stanley	A	2.88%	01/24/2014	N/A	201,733
1,136,000	Morgan Stanley	A-	4.75%	04/01/2014	N/A	1,188,580
400,000	Morgan Stanley	A	6.00%	05/13/2014	N/A	437,990
400,000	Morgan Stanley	A	4.20%	11/20/2014	N/A	415,654
445,000	Wachovia Corp.	A+	5.25%	08/01/2014	N/A	480,277
568,000	Wells Fargo & Co., Series I	AA-	3.75%	10/01/2014	N/A	598,653
						10,729,214

	Beverages - 4.0%
445,000	Bottling Group, LLC	A	6.95%	03/15/2014	N/A	514,115
100,000	Coca-Cola Co.	A+	7.38%	03/03/2014	N/A	116,339
527,000	Diageo Capital PLC (United Kingdom)	A-	7.38%	01/15/2014	N/A	607,362
						1,237,816

	Biotechnology - 0.3%
100,000	Amgen, Inc.	A+	4.85%	11/18/2014	N/A	109,740

	Chemicals - 2.2%
487,000	Dow Chemical Co.	BBB-	7.60%	05/15/2014	N/A	565,944
100,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	5.25%	05/15/2014	N/A	109,569
						675,513

	Computers - 2.1%
487,000	Hewlett-Packard Co.	A	6.13%	03/01/2014	N/A	546,515
100,000	Hewlett-Packard Co.	A	4.75%	06/02/2014	N/A	108,867
						655,382

	Diversified Financial Services - 11.5%
445,000	American Express Credit Corp.	BBB+	5.13%	08/25/2014	N/A	481,352
487,000	Bear Stearns Cos., LLC	A+	5.70%	11/15/2014	N/A	539,349
200,000	BlackRock, Inc.	A+	3.50%	12/10/2014	N/A	210,151
487,000	Caterpillar Financial Services Corp.	A	6.13%	02/17/2014	N/A	549,632
200,000	Charles Schwab Corp.	A	4.95%	06/01/2014	N/A	218,293
568,000	General Electric Capital Corp.	AA+	5.90%	05/13/2014	N/A	631,791
200,000	General Electric Capital Corp., Series MTNA	AA+	4.75%	09/15/2014	N/A	215,582
200,000	General Electric Capital Corp., Series A	AA+	3.75%	11/14/2014	N/A	209,551
487,000	Merrill Lynch & Co., Inc.	A	5.45%	07/15/2014	N/A	524,954
						3,580,655

	Electric - 2.5%
50,000	CenterPoint Energy, Inc., Series U	BBB+	7.00%	03/01/2014	N/A	57,013
100,000	Duke Energy Corp.	BBB+	6.30%	02/01/2014	N/A	111,982
568,000	Pacific Gas & Electric Co.	BBB+	4.80%	03/01/2014	N/A	615,054
						784,049

	Insurance - 0.6%
200,000	MetLife, Inc.	A-	2.38%	02/06/2014	N/A	202,787

	Leisure Time - 0.2%
50,000	Harley Davidson, Inc.	BBB	15.00%	02/01/2014	N/A	63,869

	Media - 2.0%
405,000	COX Communications, Inc.	BBB-	5.45%	12/15/2014	N/A	447,568
143,000	Time Warner Cable, Inc.	BBB	7.50%	04/01/2014	N/A	165,251
						612,819

	Mining - 1.1%
202,000	Teck Resources Ltd. (Canada)	BBB	9.75%	05/15/2014	N/A	247,252
80,000	Teck Resources Ltd. (Canada)	BBB	10.75%	05/15/2019	05/15/14 @ 105	103,214
						350,466

	Miscellaneous Manufacturing - 0.4%
100,000	Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)	BBB+	9.50%	04/15/2014	N/A	120,587

	Office & Business Equipment - 0.2%
50,000	Xerox Corp.	BBB-	8.25%	05/15/2014	N/A	58,552

	Oil & Gas - 6.9%
200,000	BP Capital Markets PLC (United Kingdom)	A	3.63%	05/08/2014	N/A	209,149
649,000	Chevron Corp.	AA	3.95%	03/03/2014	N/A	694,906
200,000	ConocoPhillips	A	4.75%	02/01/2014	N/A	218,310
813,000	Shell International Finance BV (Netherlands)	AA	4.00%	03/21/2014	N/A	870,625
170,000	Statoil ASA (Norway)	AA-	2.90%	10/15/2014	N/A	175,678
						2,168,668

	Pharmaceuticals - 8.0%
100,000	AstraZeneca PLC (United Kingdom)	AA-	5.40%	06/01/2014	N/A	112,002
350,000	Express Scripts, Inc.	BBB	6.25%	06/15/2014	N/A	391,012
527,000	GlaxoSmithKline Capital, Inc.	A+	4.38%	04/15/2014	N/A	566,930
690,000	Novartis Capital Corp.	AA-	4.13%	02/10/2014	N/A	739,998
608,000	Wyeth	AA	5.50%	02/01/2014	N/A	674,944
						2,484,886

	Retail - 3.0%
691,000	Staples, Inc.	BBB	9.75%	01/15/2014	N/A	835,230
100,000	Wal-Mart Stores, Inc.	AA	3.20%	05/15/2014	N/A	104,866
						940,096

	Software - 2.0%
487,000	Microsoft Corp.	AAA	2.95%	06/01/2014	N/A	509,239
100,000	Oracle Corp.	A	3.75%	07/08/2014	N/A	106,371
						615,610

	Telecommunications - 11.2%
100,000	AT&T, Inc.	A-	4.85%	02/15/2014	N/A	108,456
690,000	AT&T, Inc.	A-	5.10%	09/15/2014	N/A	759,909
487,000	BellSouth Corp.	A-	5.20%	09/15/2014	N/A	536,593
1,095,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	5.55%	02/01/2014	N/A	1,211,295
325,000	France Telecom SA (France)	A-	4.38%	07/08/2014	N/A	349,983
100,000	Telecom Italia Capital SA (Luxembourg)	BBB	6.18%	06/18/2014	N/A	106,515
200,000	Telecom Italia Capital SA (Luxembourg)	BBB	4.95%	09/30/2014	N/A	205,667
204,000	Vodafone Group PLC (United Kingdom)	A-	4.15%	06/10/2014	N/A	216,219
						3,494,637

	Transportation - 0.7%
200,000	United Parcel Service, Inc.	AA-	3.88%	04/01/2014	N/A	214,533

	Total Corporate Bonds - 97.7%
	(Cost $30,295,807)					30,513,818

	Total Investments - 97.7%
	(Cost $30,295,807)					30,513,818
	Other Assets in excess of Liabilities - 2.3%					719,842
	Net Assets - 100.0%					$ 31,233,660

ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
N/A- Not Available
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

See previously submitted notes to financial statements for the period ended November 30, 2010.

Country Allocation*
United States	87.0%
United Kingdom	4.8%
Netherlands	2.9%
Canada	1.5%
France	1.1%
Luxembourg	1.0%
Switzerland	0.7%
Norway	0.6%
Bermuda	0.4%

* Subject to change daily. Based on total investments.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$30,295,807	$227,983	$(9,972)	$218,011

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$30,514	$-	$30,514
Total	$-	$30,514	$-	$30,514

There were no transfers between Level 1 and Level 2.

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Principal					Optional Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.2%
	Aerospace & Defense - 1.9%
$382,000	United Technologies Corp.	A	4.88%	05/01/2015	N/A	$ 421,848

	Agriculture - 1.0%
200,000	Altria Group, Inc.	BBB	4.13%	09/11/2015	N/A	208,028

	Banks - 33.5%
580,000	Bank of America Corp.	A	4.50%	04/01/2015	N/A	606,388
275,000	Bank of America Corp.	A	4.75%	08/01/2015	N/A	289,221
300,000	Bank of America Corp.(a)	A	3.70%	09/01/2015	N/A	303,388
533,000	Bank of Nova Scotia (Canada)	AA-	3.40%	01/22/2015	N/A	552,032
200,000	Bank of Nova Scotia (Canada)	AA-	2.05%	10/07/2015	N/A	195,255
255,000	BNP Paribas (France)	AA	3.25%	03/11/2015	N/A	257,458
188,000	Citigroup, Inc.	A	4.75%	05/19/2015	N/A	198,629
300,000	Citigroup, Inc.	A	4.59%	12/15/2015	N/A	313,245
357,000	Deutsche Bank AG (Germany)	Aa3	3.45%	03/30/2015	N/A	365,582
211,000	Goldman Sachs Group, Inc.	A	5.13%	01/15/2015	N/A	227,331
636,000	JPMorgan Chase & Co.	A+	3.70%	01/20/2015	N/A	658,644
280,000	JPMorgan Chase & Co.	A+	4.75%	03/01/2015	N/A	300,224
200,000	JPMorgan Chase & Co.	A+	3.40%	06/24/2015	N/A	202,896
280,000	JPMorgan Chase & Co.	A	5.15%	10/01/2015	N/A	301,947
814,000	Morgan Stanley, Series MTN	A	6.00%	04/28/2015	N/A	892,002
300,000	Morgan Stanley	A	3.45%	11/02/2015	N/A	296,596
126,000	PNC Funding Corp.	A	4.25%	09/21/2015	N/A	132,592
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	A+	4.88%	03/16/2015	N/A	207,509
313,000	Royal Bank of Scotland Group PLC (United Kingdom)	A+	3.95%	09/21/2015	N/A	312,337
200,000	US Bancorp	A+	2.45%	07/27/2015	N/A	198,223
480,000	Wells Fargo & Co.	AA-	3.63%	04/15/2015	N/A	497,530
						7,309,029

	Beverages - 1.6%
330,000	Anheuser-Busch InBev Worldwide, Inc.	BBB+	4.13%	01/15/2015	N/A	351,025

	Biotechnology - 1.3%
255,000	Genentech, Inc.	AA-	4.75%	07/15/2015	N/A	277,871

	Chemicals - 3.1%
356,000	Dow Chemical Co.	BBB-	5.90%	02/15/2015	N/A	397,271
280,000	EI du Pont de Nemours & Co.	A	3.25%	01/15/2015	N/A	290,736
						688,007

	Computers - 0.4%
100,000	Hewlett-Packard Co.	A	2.13%	09/13/2015	N/A	98,298

	Cosmetics & Personal Care - 0.9%
200,000	Procter & Gamble Co.	AA-	1.80%	11/15/2015	N/A	195,838

	Diversified Financial Services - 12.7%
200,000	Bear Stearns Cos. LLC	A+	5.30%	10/30/2015	N/A	218,019
458,000	Credit Suisse USA, Inc.	A+	4.88%	01/15/2015	N/A	496,223
408,000	Credit Suisse USA, Inc.	A+	5.13%	08/15/2015	N/A	446,665
280,000	General Electric Capital Corp., Series MTN	AA+	4.88%	03/04/2015	N/A	302,323
500,000	General Electric Capital Corp.	AA+	2.25%	11/09/2015	N/A	484,958
433,000	Merrill Lynch & Co., Inc., Series MTNC	A	5.00%	01/15/2015	N/A	461,128
356,000	Nomura Holdings, Inc. (Japan)	BBB+	5.00%	03/04/2015	N/A	372,249
						2,781,565

	Electric - 3.2%
100,000	Constellation Energy Group, Inc.	BBB-	4.55%	06/15/2015	N/A	104,499
560,000	Exelon Corp.	BBB-	4.90%	06/15/2015	N/A	595,237
						699,736

	Electronics - 0.7%
150,000	Agilent Technologies, Inc.	BBB-	5.50%	09/14/2015	N/A	162,695

	Healthcare-Products - 1.4%
305,000	Medtronic, Inc.	AA-	3.00%	03/15/2015	N/A	313,237

	Insurance - 7.4%
300,000	American International Group, Inc.	A-	5.05%	10/01/2015	N/A	313,738
229,000	Berkshire Hathaway Finance Corp.	AA+	4.85%	01/15/2015	N/A	251,022
383,000	Berkshire Hathaway, Inc.	AA+	3.20%	02/11/2015	N/A	395,949
200,000	Marsh & McLennan Cos Inc.	BBB-	5.75%	09/15/2015	N/A	216,488
300,000	MetLife, Inc.	A-	5.00%	06/15/2015	N/A	324,696
106,000	Prudential Financial, Inc., Series MTN	A	3.88%	01/14/2015	N/A	110,271
						1,612,164

	Internet - 0.9%
200,000	eBay, Inc.	A	1.63%	10/15/2015	N/A	191,693

	Media - 5.1%
305,000	Comcast Corp.	BBB+	6.50%	01/15/2015	N/A	344,864
300,000	Comcast Corp.	BBB+	5.85%	11/15/2015	N/A	334,406
168,000	DIRECTV Holdings, LLC	BBB	3.55%	03/15/2015	N/A	171,542
250,000	Time Warner, Inc.	BBB	3.15%	07/15/2015	N/A	254,072
						1,104,884

	Mining - 0.5%
100,000	Freeport-McMoRan Copper & Gold, Inc.	BBB-	8.25%	04/01/2015	04/01/12 @ 102	104,840

	Office & Business Equipment - 1.6%
329,000	Xerox Corp.	BBB-	4.25%	02/15/2015	N/A	346,579

	Oil & Gas - 7.0%
458,000	BP Capital Markets PLC (United Kingdom)	A	3.88%	03/10/2015	N/A	480,299
200,000	BP Capital Markets PLC (United Kingdom)	A	3.13%	10/01/2015	N/A	203,062
534,000	ConocoPhillips	A	4.60%	01/15/2015	N/A	581,669
250,000	Transocean, Inc. (Ivory Coast)	BBB	4.95%	11/15/2015	N/A	264,782
						1,529,812

	Pharmaceuticals - 7.6%
255,000	Merck & Co., Inc.	AA	4.75%	03/01/2015	N/A	279,173
508,000	Novartis Capital Corp.	AA-	2.90%	04/24/2015	N/A	521,162
763,000	Pfizer, Inc.	AA	5.35%	03/15/2015	N/A	854,801
						1,655,136

	Retail - 2.9%
408,000	Wal-Mart Stores, Inc.	AA	4.50%	07/01/2015	N/A	442,640
200,000	Wal-Mart Stores, Inc.	AA	1.50%	10/25/2015	N/A	192,383
						635,023

	Software - 0.4%
100,000	Microsoft Corp.	AAA	1.63%	09/25/2015	N/A	97,156

	Telecommunications - 3.1%
458,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.25%	10/01/2015	N/A	466,155
200,000	Vodafone Group PLC (United Kingdom)	A-	3.38%	11/24/2015	N/A	204,063
						670,218

	Total Corporate Bonds - 98.2%
	(Cost $21,276,184)					21,454,682

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.5%
	Money Market Fund - 0.5%
105,000	BNY Mellon Securities Lending Overnight Fund, 0.257%(b) (c)					105,000
	(Cost $105,000)

	Total Investments - 98.7%
	(Cost $21,381,184)					21,559,682
	Other Assets in excess of Liabilities - 1.3%					277,699
	Net Assets - 100.0%					$ 21,837,381

AG - Stock Corporation
LLC - Limited Liability Company
N/A- Not Available
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at February 28, 2011.
(b)	At February 28, 2011, the total market value of the Fund's securities on loan was $102,866 and the total market value of the collateral held by the Fund was $105,000.
(c)	Interest rate shown reflects yield as of February 28, 2011.

See previously submitted notes to financial statements for the period ended November 30, 2010.

Country Allocation*
United States	81.9%
United Kingdom	6.6%
Canada	3.5%
Luxembourg	2.2%
Germany	1.7%
Japan	1.7%
Ivory Coast	1.2%
France	1.2%

* Subject to change daily. Based on total long-term investments.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$21,381,184	$204,684	$(26,186)	$178,498

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$21,455	$-	$21,455
Money Market Fund	105	-	-	105
Total	$105	$21,455	$-	$21,560

There were no transfers between Level 1 and Level 2.

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Principal
Amount	Description	Rating (S&P)*	Coupon	Maturity	Value
	Corporate Bonds - 98.7%
	Banks - 24.1%
$920,000	Bank of America Corp.	A	6.50%	08/01/2016	$ 1,033,459
100,000	Bank of America Corp.	A	5.63%	10/14/2016	107,850
708,000	Barclays Bank PLC, Series 1 (United Kingdom)	AA-	5.00%	09/22/2016	752,353
524,000	BB&T Corp., Series MTN	A	3.95%	04/29/2016	543,410
227,000	Capital One Financial Corp.	BBB-	6.15%	09/01/2016	245,308
384,000	Citigroup, Inc.	A	5.30%	01/07/2016	409,611
100,000	Fifth Third Bancorp	BBB	3.63%	01/25/2016	100,482
408,000	Goldman Sachs Group, Inc.	A	5.35%	01/15/2016	439,662
242,000	JPMorgan Chase & Co.	A+	2.60%	01/15/2016	234,809
150,000	Morgan Stanley, Series MTN	A	5.75%	10/18/2016	161,863
461,000	Wachovia Corp.	A+	5.63%	10/15/2016	502,807
					4,531,614

	Building Materials - 4.4%
306,000	CRH America, Inc.	BBB+	6.00%	09/30/2016	330,040
493,000	Masco Corp.	BBB	6.13%	10/03/2016	505,067
					835,107

	Chemicals - 0.9%
152,000	EI du Pont de Nemours & Co.	A	5.25%	12/15/2016	170,322

	Diversified Financial Services - 9.3%
304,000	Credit Suisse USA, Inc.	A+	5.38%	03/02/2016	333,752
462,000	General Electric Capital Corp., Series MTN	AA+	5.00%	01/08/2016	500,312
153,000	HSBC Finance Corp.	A	5.50%	01/19/2016	166,871
708,000	Merrill Lynch & Co., Inc.	A-	6.05%	05/16/2016	755,420
					1,756,355

	Food - 4.6%
831,000	Kraft Foods, Inc.	BBB-	4.13%	02/09/2016	867,159

	Gas- 2.8%
461,000	National Grid PLC (United Kingdom)	BBB+	6.30%	8/1/2016	526,284

	Healthcare-Services - 3.0%
523,000	WellPoint, Inc.	A-	5.25%	01/15/2016	574,281

	Insurance - 2.8%
463,000	MetLife, Inc.	A-	6.75%	06/01/2016	538,068

	Media - 3.0%
493,000	Viacom, Inc.	BBB+	6.25%	04/30/2016	566,201

	Oil & Gas - 5.5%
462,000	Anadarko Petroleum Corp.	BBB-	5.95%	09/15/2016	507,254
462,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.63%	10/15/2016	521,723
					1,028,977

	Pharmaceuticals - 8.4%
923,000	Abbott Laboratories	AA	5.88%	05/15/2016	1,061,998
463,000	Wyeth	AA	5.50%	02/15/2016	520,060
					1,582,058

	Retail - 8.5%
1,046,000	Home Depot, Inc.	BBB+	5.40%	03/01/2016	1,165,402
399,000	Macy's Retail Holdings, Inc.	BB+	5.90%	12/01/2016	427,927
					1,593,329

	Software - 3.5%
585,000	Oracle Corp.	A	5.25%	01/15/2016	653,575

	Telecommunications - 17.9%
399,000	AT&T, Inc.	A-	5.63%	06/15/2016	447,502
985,000	Cisco Systems, Inc.	A+	5.50%	02/22/2016	1,113,181
529,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.75%	03/23/2016	589,900
677,000	Embarq Corp.	BBB-	7.08%	06/01/2016	771,308
399,000	Verizon Communications, Inc.	A-	5.55%	02/15/2016	445,259
					3,367,150

	Total Corporate Bonds - 98.7%
	(Cost $18,499,713)				18,590,480

	Total Investments - 98.7%
	(Cost $18,499,713)				18,590,480
	Other Assets in excess of Liabilities - 1.3%				244,644
	Net Assets - 100.0%				$ 18,835,124

BV - Limited Liability Company
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

See previously submitted notes to financial statements for the period ended November 30, 2010.

Country Allocation**
United States	87.1%
United Kingdom	6.9%
Netherlands	3.2%
Canada	2.8%

** Subject to change daily. Based on total investments.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$18,499,713	$152,757	$(61,990)	$90,767

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	18,590	$-	$18,590
Total	$-	$18,590	$-	$18,590

There were no transfers between levels.

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Principal
Amount	Description	Rating (S&P)*	Coupon	Maturity	Value
	Corporate Bonds - 98.3%
	Aerospace & Defense - 1.2%
$367,000	United Technologies Corp.	A	5.38%	12/15/2017	$ 414,376

	Banks - 34.6%
780,000	Bank of America Corp.	A	6.00%	09/01/2017	842,629
1,290,000	Bank of America Corp.	A	5.75%	12/01/2017	1,381,073
574,000	Capital One Financial Corp.	BBB	6.75%	09/15/2017	663,411
471,000	Citigroup, Inc.	A-	5.50%	02/15/2017	496,767
732,000	Citigroup, Inc.	A	6.00%	08/15/2017	803,209
1,460,000	Citigroup, Inc.	A	6.13%	11/21/2017	1,612,874
1,095,000	Deutsche Bank AG (Germany)	A+	6.00%	09/01/2017	1,222,921
140,000	Goldman Sachs Group, Inc.	A-	5.63%	01/15/2017	148,529
186,000	Goldman Sachs Group, Inc.	A	6.25%	09/01/2017	206,830
250,000	JPMorgan Chase Bank NA, Series BKNT	A+	6.00%	10/01/2017	275,915
400,000	Morgan Stanley, Series EMTN	A	5.45%	01/09/2017	422,298
200,000	Morgan Stanley, Series MTN	A	5.55%	04/27/2017	211,809
100,000	Morgan Stanley, Series MTN	A	6.25%	08/28/2017	109,372
250,000	Morgan Stanley, Series MTN	A	5.95%	12/28/2017	267,228
1,096,000	UBS AG, Series BKNT (Switzerland)	A+	5.88%	12/20/2017	1,201,595
832,000	Wachovia Corp.	AA-	5.75%	06/15/2017	929,039
1,095,000	Wells Fargo & Co.	AA-	5.63%	12/11/2017	1,215,328
					12,010,827

	Beverages - 0.8%
256,000	Diageo Capital PLC (United Kingdom)	A-	5.75%	10/23/2017	288,577

	Biotechnology - 0.6%
187,000	Amgen, Inc.	A+	5.85%	06/01/2017	214,215

	Chemicals - 0.8%
238,000	ROHM and Haas Co.	BBB-	6.00%	09/15/2017	264,748

	Commercial Services - 0.3%
100,000	RR Donnelley & Sons Co.	BBB	6.13%	01/15/2017	102,464

	Computers - 3.8%
1,149,000	International Business Machines Corp.	A+	5.70%	09/14/2017	1,313,776

	Diversified Financial Services - 14.9%
574,000	American Express Co.	BBB+	6.15%	08/28/2017	645,104
1,139,000	Bear Stearns Cos., LLC	A+	6.40%	10/02/2017	1,296,327
774,000	General Electric Capital Corp., Series MTN	AA+	5.40%	02/15/2017	843,623
1,095,000	General Electric Capital Corp., Series MTN	AA+	5.63%	09/15/2017	1,200,846
100,000	Merrill Lynch & Co., Inc.	A-	5.70%	05/02/2017	104,175
990,000	Merrill Lynch & Co., Inc.	A	6.40%	08/28/2017	1,089,273
					5,179,348

	Electric - 1.3%
292,000	Exelon Generation Co., LLC	BBB	6.20%	10/01/2017	325,587
100,000	Pacific Gas & Electric Co.	BBB+	5.63%	11/30/2017	112,014
					437,601

	Food - 2.8%
832,000	Kraft Foods, Inc.	BBB-	6.50%	08/11/2017	957,031

	Healthcare-Products - 2.7%
625,000	Covidien International Finance SA (Luxembourg)	A	6.00%	10/15/2017	710,185
200,000	Johnson & Johnson	AAA	5.55%	08/15/2017	231,781
					941,966

	Household Products & Housewares - 1.2%
352,000	Kimberly-Clark Corp.	A	6.13%	08/01/2017	410,285

	Iron & Steel - 0.3%
100,000	Nucor Corp.	A	5.75%	12/01/2017	112,959

	Media - 5.3%
498,000	Comcast Corp.	BBB+	6.30%	11/15/2017	564,045
1,149,000	Time Warner Cable, Inc.	BBB	5.85%	05/01/2017	1,266,560
					1,830,605

	Mining - 0.6%
200,000	Alcoa, Inc.	BBB-	5.55%	02/01/2017	215,184

	Miscellaneous Manufacturing - 4.6%
1,357,000	General Electric Co.	AA+	5.25%	12/06/2017	1,488,660
100,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.55%	10/01/2017	115,360
					1,604,020

	Oil & Gas - 6.6%
100,000	Anadarko Petroleum Corp.	BBB-	6.38%	09/15/2017	111,610
1,044,000	Canadian Natural Resources Ltd. (Canada)	BBB	5.70%	05/15/2017	1,167,810
291,000	EOG Resources, Inc.	A-	5.88%	09/15/2017	327,233
522,000	Marathon Oil Corp.	BBB+	6.00%	10/01/2017	596,657
100,000	Statoil ASA (Norway)	AA-	3.13%	08/17/2017	99,559
					2,302,869

	Pharmaceuticals - 5.6%
835,000	Abbott Laboratories	AA	5.60%	11/30/2017	950,784
783,000	AstraZeneca PLC (United Kingdom)	AA-	5.90%	09/15/2017	897,252
100,000	McKesson Corp.	A-	5.70%	03/01/2017	111,195
					1,959,231

	Pipelines - 1.2%
366,000	Enterprise Products Operating, LLC, Series L	BBB-	6.30%	09/15/2017	414,283

	Real Estate Investment Trusts - 0.3%
100,000	HCP, Inc.	BBB	6.00%	01/30/2017	108,808

	Retail - 5.2%
574,000	Costco Wholesale Corp.	A+	5.50%	03/15/2017	655,718
939,000	CVS Caremark Corp.	BBB+	5.75%	06/01/2017	1,044,585
100,000	Wal-Mart Stores, Inc.	AA	5.38%	04/05/2017	113,125
					1,813,428

	Telecommunications - 3.2%
216,000	Verizon Communications, Inc.	A-	5.50%	04/01/2017	238,082
782,000	Vodafone Group PLC (United Kingdom)	A-	5.63%	02/27/2017	870,512
					1,108,594

	Water - 0.4%
131,000	American Water Capital Corp.	BBB+	6.09%	10/15/2017	147,749

	Total Corporate Bonds - 98.3%
	(Cost $33,941,324)				34,152,944

	Total Investments - 98.3%
	(Cost $33,941,324)				34,152,944
	Other Assets in excess of Liabilities - 1.7%				586,174
	Net Assets - 100.0%				$34,739,118

AG - Stock Corporation
ASA - Stock Company
LLC - Limited Liability Company
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

See previously submitted notes to financial statements for the period ended November 30, 2010.

Country Allocation**	% Total Investment
United States	80.8%
United Kingdom	6.0%
Germany	3.6%
Switzerland	3.5%
Canada	3.4%
Luxembourg	2.4%
Norway	0.3%
** Subject to change daily. Based on total investments.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Net Tax
	Gross Tax	Gross Tax	Unrealized
Cost of Investments for	Unrealized	Unrealized	Appreciation on
Tax Purposes	Appreciation	Depreciation	Investments
$33,941,324	$279,523	$(67,903)	$211,620

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820):  Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Fund adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.  The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds:	$-	$34,153	$-	$34,153
Total	$-	$34,153	$-	$34,153

There were no transfers between levels.

BSJC Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Principal					Optional Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.3%
	Airlines - 4.4%
$300,000	American Airlines, Inc.	B	10.50%	10/15/2012	N/A	$ 330,750

	Auto Parts & Equipment - 3.8%
250,000	Goodyear Tire & Rubber Co.	B+	10.50%	05/15/2016	05/15/12 @ 108	286,250

	Banks - 11.0%
100,000	Ally Financial, Inc.	B	7.00%	02/01/2012	N/A	103,631
100,000	Ally Financial, Inc., Series UNRE	B	7.00%	02/01/2012	N/A	104,000
200,000	Ally Financial, Inc.	B	6.88%	08/28/2012	N/A	211,174
200,000	Ally Financial, Inc.	B	6.88%	08/28/2012	N/A	213,000
200,000	Regions Financial Corp.	BB	6.38%	05/15/2012	N/A	205,179
						836,984

	Biotechnology - 4.3%
300,000	Talecris Biotherapeutics Holdings Corp.	BB	7.75%	11/15/2016	11/15/12 @ 104	329,250

	Chemicals - 1.4%
100,000	Nova Chemicals Corp. (Canada)	B+	6.50%	01/15/2012	N/A	103,500

	Computers - 3.7%
250,000	SunGard Data Systems, Inc.	B	10.63%	05/15/2015	04/01/12 @ 105	278,125

	Diversified Financial Services - 13.7%
200,000	Ford Motor Credit Co., LLC	BB-	7.80%	06/01/2012	N/A	213,353
200,000	Ford Motor Credit Co., LLC	BB-	7.50%	08/01/2012	N/A	213,433
200,000	International Lease Finance Corp.	BB+	4.75%	01/13/2012	N/A	204,250
200,000	International Lease Finance Corp., Series MTN	BB+	5.40%	02/15/2012	N/A	205,250
200,000	International Lease Finance Corp.	BB+	5.35%	03/01/2012	N/A	205,250
						1,041,536

	Forest Products & Paper - 1.4%
100,000	Verso Paper Holdings, LLC	BB-	11.50%	07/01/2014	01/01/12 @ 105	110,750

	Healthcare-Products - 3.0%
200,000	Biomet, Inc.	B-	11.63%	10/15/2017	10/15/12 @ 106	226,500

	Healthcare-Services - 8.4%
200,000	HCA, Inc.	B-	6.95%	05/01/2012	N/A	209,750
200,000	HCA, Inc.	B-	6.30%	10/01/2012	N/A	209,500
200,000	Tenet Healthcare Corp.	BB-	9.00%	05/01/2015	05/01/12 @ 105	221,000
						640,250

	Household Products & Housewares - 4.5%
300,000	ACCO Brands Corp.	BB-	10.63%	03/15/2015	09/15/12 @ 105	340,500

	Iron & Steel - 4.2%
300,000	Steel Dynamics, Inc.	BB+	7.38%	11/01/2012	N/A	320,250

	Leisure Time - 4.8%
300,000	Brunswick Corp.(a)	B-	11.25%	11/01/2016	11/01/13 @ 106	362,250

	Lodging - 6.8%
400,000	MGM Resorts International	CCC+	6.75%	09/01/2012	N/A	408,000
100,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	7.88%	05/01/2012	N/A	105,750
						513,750

	Media - 6.2%
300,000	CCH II, LLC	B	13.50%	11/30/2016	11/30/12 @ 107	364,875
100,000	Gannett Co., Inc.	B+	6.38%	04/01/2012	N/A	104,250
						469,125

	Oil & Gas - 3.5%
250,000	Tesoro Corp.	BB+	6.25%	11/01/2012	N/A	264,375

	Pipelines - 3.6%
260,000	Kinder Morgan Kansas, Inc.	BB	6.50%	09/01/2012	N/A	276,575

	Telecommunications - 8.6%
400,000	Sprint Capital Corp.	BB-	8.38%	03/15/2012	N/A	426,500
200,000	Telesat Canada (Canada)	B-	11.00%	11/01/2015	05/01/12 @ 106	225,500
						652,000

	Total Corporate Bonds - 97.3%
	(Cost $7,363,009)					7,382,720

	Total Investments - 97.3%
	(Cost $7,363,009)					7,382,720
	Other Assets in excess of Liabilities - 2.7%					203,156
	Net Assets - 100.0%					$7,585,876

LLC - Limited Liability Company
N/A- Not Available

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2011 these securities amounted to $362,250, which represents 4.8% of net assets.

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Country Allocation**
% Total Investments
United States	95.5%
Canada	4.5%

** Subject to change daily. Based on total investments.

See previously issued prospectus from January 13, 2011.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$7,363,009	$27,728	$(8,017)	$19,711

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds:	$-	$7,383	$-	$7,383
Total	$-	$7,383	$-	$7,383

There were no transfers between Level 1 and Level 2 .

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Principal					Optional Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.7%
	Aerospace & Defense - 2.2%
$ 100,000	BE Aerospace, Inc.	BB	8.50%	07/01/2018	07/01/13 @ 104	$ 110,750

	Airlines - 2.1%
100,000	United Air Lines, Inc., Series 144A(a)	BB-	9.88%	08/01/2013	02/01/12 @ 107	109,250

	Banks - 3.1%
152,472	CIT Group, Inc.	B+	7.00%	05/01/2013	01/01/12 @ 100	155,902

	Chemicals - 4.5%
200,000	Lyondell Chemical Co.	B	11.00%	05/01/2018	05/01/13 @ 100	230,500

	Coal - 4.2%
100,000	Arch Coal, Inc.	BB-	8.75%	08/01/2016	08/01/13 @ 104	112,125
100,000	Massey Energy Co.	BB-	6.88%	12/15/2013	12/15/11 @ 100	102,750
						214,875

	Commercial Services - 4.1%
200,000	PHH Corp.	BB+	7.13%	03/01/2013	N/A	209,500

	Diversified Financial Services - 14.8%
300,000	Ford Motor Credit Co., LLC	BB-	7.00%	10/01/2013	N/A	325,985
100,000	International Lease Finance Corp.	BB+	6.38%	03/25/2013	N/A	104,750
110,000	International Lease Finance Corp., Series MTN	BB+	5.63%	09/20/2013	N/A	112,887
200,000	International Lease Finance Corp., Series MTN	BB+	6.63%	11/15/2013	N/A	210,000
						753,622

	Food - 1.2%
54,000	Smithfield Foods, Inc., Series B	B-	7.75%	05/15/2013	N/A	58,995

	Healthcare-Services - 2.1%
100,000	HCA, Inc.	B-	6.25%	02/15/2013	N/A	104,625

	Lodging - 11.4%
200,000	Caesars Entertainment Operating Co., Inc.	B	11.25%	06/01/2017	06/01/13 @ 106	228,000
100,000	MGM Resorts International	B	13.00%	11/15/2013	N/A	120,250
200,000	MGM Resorts International	B	11.13%	11/15/2017	05/15/13 @ 106	231,500
						579,750

	Machinery-Diversified - 2.2%
100,000	Case New Holland, Inc.	BB+	7.75%	09/01/2013	N/A	110,000

	Media - 2.1%
100,000	DISH DBS Corp.	BB-	7.00%	10/01/2013	N/A	108,000

	Oil & Gas - 9.2%
100,000	Atlas Energy Operating Co., LLC / Atlas Energy Finance Corp.	AA	10.75%	02/01/2018	02/01/13 @ 105	122,693
100,000	Chesapeake Energy Corp.	BB	7.63%	07/15/2013	N/A	112,000
100,000	Plains Exploration & Production Co.	BB-	10.00%	03/01/2016	03/01/13 @ 105	114,000
100,000	Quicksilver Resources, Inc.	B	11.75%	01/01/2016	07/01/13 @ 106	117,250
						465,943

	Retail - 10.8%
200,000	Office Depot, Inc.	B-	6.25%	08/15/2013	N/A	207,500
100,000	Rite AID Corp.	B+	9.75%	06/12/2016	06/12/13 @ 105	113,125
200,000	Toys "R" US Property Co. I, LLC	B+	10.75%	07/15/2017	07/15/13 @ 105	229,500
						550,125

	Telecommunications - 21.5%
100,000	Crown Castle International Corp.	B-	9.00%	01/15/2015	01/15/13 @ 106	113,000
100,000	Frontier Communications Corp.	BB	6.25%	01/15/2013	N/A	106,625
300,000	Nextel Communications, Inc., Series E	BB-	6.88%	10/31/2013	10/31/11 @ 100	303,938
100,000	NII Capital Corp.	BB-	10.00%	08/15/2016	08/15/13 @ 105	113,750
100,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	BB-	9.50%	08/15/2016	08/15/13 @ 105	115,875
200,000	Wind Acquisition Finance SA, Series 144A (Luxembourg)(a)	B+	11.75%	07/15/2017	07/15/13 @ 106	230,500
100,000	Windstream Corp.	B+	8.13%	08/01/2013	N/A	110,625
						1,094,313

	Transportation - 2.2%
100,000	RailAmerica, Inc.	BB	9.25%	07/01/2017	07/01/13 @ 105	111,250

	Total Corporate Bonds - 97.7%
	(Cost $4,929,500)					4,967,400

	Total Investments - 97.7%
	(Cost $4,929,500)					4,967,400
	Other Assets in excess of Liabilities - 2.3%					117,154
	Net Assets - 100.0%					$ 5,084,554

LLC - Limited Liability Company
N/A- Not Available
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2011 these securities amounted to $339,750, which represents 6.7% of net assets.

Debt securities are valued at the mean between the last available bid and ask prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Debt securities may also be valued based on price quotations or other equivalent indications of value provided by a third-party pricing service. Short-
term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.
Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by the Investment Adviser by a method that the Investment Adviser believes accurately reflects fair value, pursuant to policies adopted by the Board of Trustees and subject to the ultimate supervision of the Board of Trustees. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously issued prospectus from January 13, 2011.

Country Allocation***
United States	93.1%
Luxembourg	4.6%
United Kingdom	2.3%
*** Subject to change daily. Based on total investments.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$4,929,500	$39,112	$(1,212)	$37,900

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$4,967	$-	$4,967
Total	$-	$4,967	$-	$4,967

There were no transfers between levels.

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Principal					Optional Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 96.0%
	Aerospace & Defense - 2.2%
$100,000	Triumph Group, Inc.	B+	8.63%	07/15/2018	07/15/14 @ 104	$ 110,750

	Auto Parts & Equipment - 2.2%
100,000	TRW Automotive, Inc., Series 144A(a)	BB	7.00%	03/15/2014	N/A	110,500

	Banks - 8.1%
100,000	Ally Financial, Inc., Series 8	B	6.75%	12/01/2014	N/A	107,500
300,000	CIT Group, Inc.	B+	7.00%	05/01/2014	01/01/12 @ 100	306,562
						414,062

	Beverages - 2.2%
100,000	Constellation Brands, Inc.	BB	8.38%	12/15/2014	N/A	113,000

	Commercial Services - 4.3%
100,000	RSC Equipment Rental, Inc./RSC Holdings III, LLC	B-	9.50%	12/01/2014	12/01/11 @ 102	105,500
100,000	United Rentals North America, Inc.	B	9.25%	12/15/2019	12/15/14 @ 105	113,750
						219,250

	Diversified Financial Services - 6.7%
100,000	Ford Motor Credit Co., LLC	BB-	8.00%	06/01/2014	N/A	111,923
200,000	Ford Motor Credit Co., LLC	BB-	8.70%	10/01/2014	N/A	228,260
						340,183

	Electric - 2.1%
100,000	AES Corp.	BB	7.75%	03/01/2014	N/A	109,250

	Electronics - 4.3%
100,000	NXP BV / NXP Funding, LLC, Series EXCH (Netherlands)	B-	7.88%	10/15/2014	10/15/11 @ 102	104,875
100,000	NXP BV / NXP Funding, LLC, Series 144A (Netherlands)(a)	B-	9.75%	08/01/2018	08/01/14 @ 105	114,750
						219,625

	Entertainment - 6.0%
100,000	American Casino & Entertainment Properties, LLC	B+	11.00%	06/15/2014	06/15/12 @ 105	106,750
100,000	Isle of Capri Casinos, Inc.	CCC+	7.00%	03/01/2014	03/01/12 @ 100	99,625
100,000	WMG Acquisition Corp.	B-	7.38%	04/15/2014	04/15/11 @ 100	98,125
						304,500

	Food - 3.6%
54,000	Smithfield Foods, Inc.	B+	10.00%	07/15/2014	N/A	63,990
100,000	Tyson Foods, Inc.	BBB-	10.50%	03/01/2014	N/A	121,250
						185,240

	Forest Products & Paper - 2.0%
100,000	NewPage Corp.	CCC+	11.38%	12/31/2014	03/31/12 @ 105	100,250

	Healthcare-Products - 2.2%
100,000	DJO Finance, LLC / DJO Finance Corp.	B-	10.88%	11/15/2014	11/15/11 @ 105	110,125

	Healthcare-Services - 6.7%
100,000	HCA, Inc.	BB	8.50%	04/15/2019	04/15/14 @ 104	112,500
200,000	Tenet Healthcare Corp.	BB-	8.88%	07/01/2019	07/01/14 @ 104	228,500
						341,000

	Leisure Time - 1.9%
100,000	Travelport, LLC	CCC+	9.88%	09/01/2014	09/01/11 @ 102	98,125

	Lodging - 8.7%
100,000	Ameristar Casinos, Inc.	B+	9.25%	06/01/2014	12/01/11 @ 105	108,000
200,000	MGM Resorts International, Series 144A(a)	B	9.00%	03/15/2020	03/15/14 @ 105	219,500
100,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	7.88%	10/15/2014	N/A	114,500
						442,000

	Media - 8.9%
200,000	CSC Holdings, LLC	BB	8.50%	04/15/2014	N/A	225,000
100,000	DISH DBS Corp.	BB-	6.63%	10/01/2014	N/A	106,250
100,000	XM Satellite Radio, Inc., Series 144A(a)	BB-	13.00%	08/01/2013	N/A	119,750
						451,000

	Miscellaneous Manufacturing - 2.2%
100,000	SPX Corp.	BB+	7.63%	12/15/2014	N/A	110,000

	Oil & Gas - 6.8%
100,000	Berry Petroleum Co.	BB-	10.25%	06/01/2014	N/A	116,500
100,000	Forest Oil Corp.	BB-	8.50%	02/15/2014	N/A	111,750
100,000	Petrohawk Energy Corp.	B+	10.50%	08/01/2014	02/01/12 @ 111	115,500
						343,750

	Oil & Gas Services - 4.1%
100,000	Key Energy Services, Inc.	BB-	8.38%	12/01/2014	12/01/11 @ 104	109,250
100,000	Seitel, Inc.	CCC+	9.75%	02/15/2014	02/15/12 @ 102	101,500
						210,750

	Real Estate - 2.1%
100,000	Atlantic Finance Ltd., Series 144A (Jersey)(a)	B	10.75%	05/27/2014	N/A	109,695

	Retail - 2.1%
100,000	Sally Holdings, LLC/Sally Capital, Inc.	BB-	9.25%	11/15/2014	11/15/11 @ 102	105,500

	Semiconductors - 2.3%
100,000	Freescale Semiconductor, Inc., Series 144A(a)	B-	10.13%	03/15/2018	03/15/14 @ 105	115,000

	Telecommunications - 4.3%
100,000	Frontier Communications Corp.	BB	8.25%	05/01/2014	N/A	112,875
100,000	Level 3 Financing, Inc.	CCC	9.25%	11/01/2014	11/01/11 @ 102	103,750
						216,625

	Total Corporate Bonds - 96.0%
	(Cost $4,834,102)					4,880,180

	Total Investments - 96.0%
	(Cost $4,834,102)					4,880,180
	Other Assets in excess of Liabilities - 4.0%					200,807
	Net Assets - 100.0%					$ 5,080,987

BV - Limited Liability Company
LLC - Limited Liability Company
N/A- Not Available

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2011 these securities amounted to $789,195, which represents 15.5% of net assets.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.
Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by the Investment Adviser by a method that the Investment Adviser believes accurately reflects fair value, pursuant to policies adopted by the Board of Trustees and subject to the ultimate supervision of the Board of Trustees. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously issued prospectus from January 13, 2011.

Country Allocation**
United States	93.3%
Netherlands	4.5%
Jersey	2.2%

** Subject to change daily. Based on total investments.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$4,834,102	$50,049	$(3,971)	$46,078

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Corporate Bonds	$–	$4,880	$–	$4,880
Total	$–	$4,880	$–	$4,880

There were no transfers between levels.

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Principal					Optional Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.8%
	Advertising - 2.0%
$100,000	Lamar Media Corp.	B+	6.63%	08/15/2015	08/15/11 @ 102	$ 103,000

	Airlines - 4.2%
100,000	Continental Airlines, Inc., Series 144A(a)	BB-	6.75%	09/15/2015	09/15/12 @ 105	103,250
95,000	Delta Air Lines, Inc., Series 144A(a)	B	12.25%	03/15/2015	03/15/12 @ 109	109,250
						212,500

	Banks - 6.2%
100,000	Ally Financial, Inc.	B	8.30%	02/12/2015	N/A	113,125
200,000	CIT Group, Inc.	B+	7.00%	05/01/2015	01/01/12 @ 100	203,250
						316,375

	Commercial Services - 4.1%
100,000	ARAMARK Corp.	B	8.50%	02/01/2015	02/01/12 @ 102	105,000
100,000	Ceridian Corp.	CCC	11.25%	11/15/2015	11/15/11 @ 106	105,250
						210,250

	Diversified Financial Services - 11.0%
200,000	Ford Motor Credit Co., LLC	BB-	7.00%	04/15/2015	N/A	218,110
100,000	Ford Motor Credit Co., LLC	BB-	12.00%	05/15/2015	N/A	126,396
100,000	International Lease Finance Corp., Series 144A(a)	BB+	8.63%	09/15/2015	N/A	113,000
100,000	Nuveen Investments, Inc.	CCC	10.50%	11/15/2015	11/15/11 @ 105	102,750
						560,256

	Electric - 4.3%
200,000	AES Corp.	BB	7.75%	10/15/2015	N/A	218,500

	Electronics - 2.1%
100,000	NXP BV / NXP Funding, LLC, Series EXCH (Netherlands)	CCC+	9.50%	10/15/2015	10/15/11 @ 105	107,000

	Healthcare-Products - 2.1%
100,000	Bausch & Lomb, Inc.	B	9.88%	11/01/2015	11/01/11 @ 105	108,750

	Healthcare-Services - 10.3%
200,000	CHS/Community Health Systems, Inc.	B	8.88%	07/15/2015	07/15/11 @ 104	212,500
100,000	HCA, Inc.	B-	6.38%	01/15/2015	N/A	103,750
100,000	Select Medical Corp.	B-	7.63%	02/01/2015	02/01/12 @ 101	102,125
100,000	Tenet Healthcare Corp.	CCC+	9.25%	02/01/2015	N/A	110,375
						528,750

	Holding Companies-Diversified - 2.2%
100,000	Leucadia National Corp.	BB+	8.13%	09/15/2015	N/A	110,500

	Home Builders - 7.8%
200,000	KB Home	B+	6.25%	06/15/2015	N/A	201,000
200,000	Lennar Corp., Series B	B+	5.60%	05/31/2015	N/A	197,500
						398,500

	Internet - 2.0%
100,000	GXS Worldwide, Inc.	B	9.75%	06/15/2015	06/15/12 @ 105	102,250

	Iron & Steel - 2.0%
100,000	Steel Dynamics, Inc.	BB+	6.75%	04/01/2015	04/01/12 @ 102	102,750

	Lodging - 5.9%
200,000	MGM Resorts International	CCC+	6.63%	07/15/2015	N/A	191,000
100,000	Sheraton Holding Corp.	BB+	7.38%	11/15/2015	N/A	112,500
						303,500

	Media - 10.8%
100,000	CSC Holdings, LLC	BB	8.50%	06/15/2015	06/15/12 @ 104	110,000
200,000	DISH DBS Corp.	BB-	7.75%	05/31/2015	N/A	219,500
200,000	Sirius XM Radio, Inc., Series 144A(a)	BB-	8.75%	04/01/2015	N/A	222,750
						552,250

	Oil & Gas - 8.6%
100,000	Chesapeake Energy Corp.	BB	9.50%	02/15/2015	N/A	124,500
100,000	Petrohawk Energy Corp.	B+	7.88%	06/01/2015	06/01/12 @ 104	106,500
100,000	Plains Exploration & Production Co.	BB-	7.75%	06/15/2015	06/15/11 @ 104	105,500
100,000	Tesoro Corp.	BB+	6.63%	11/01/2015	11/01/11 @ 102	103,500
						440,000

	Retail - 3.9%
100,000	Dollar General Corp.	B+	10.63%	07/15/2015	07/15/11 @ 105	108,500
100,000	Rite AID Corp.	CCC	8.63%	03/01/2015	03/01/12 @ 102	93,250
						201,750

	Telecommunications - 8.3%
100,000	Avaya, Inc.	CCC+	9.75%	11/01/2015	11/01/11 @ 105	104,000
200,000	Clearwire Communications, LLC/Clearwire Finance, Inc., Series 144A(a)	CCC+	12.00%	12/01/2015	12/01/12 @ 106	219,000
100,000	Nextel Communications, Inc., Series D	BB-	7.38%	08/01/2015	08/01/11 @ 100	100,750
						423,750

	Total Corporate Bonds - 97.8%
	(Cost $4,953,807)					5,000,631

	Total Investments - 97.8%
	(Cost $4,953,807)					5,000,631
	Other Assets in excess of Liabilities - 2.2%					114,656
	Net Assets - 100.0%					$ 5,115,287

BV - Limited Liability Company
LLC - Limited Liability Company
N/A- Not Available

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2011 these securities amounted to $767,250, which represents 15.0% of net assets.

Debt securities are valued at the mean between the last available bid and ask prices for such securities, or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Debt securities may also be valued based on price quotations or other equivalent indications of value provided by a third-party pricing service. Short-
term securities for which market quotations are not readily available are valued at amortized cost, which approximates market value.

Equity securities are valued at the last reported sale price on the principal exchange or on the principal OTC market on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price.
Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by the Investment Adviser by a method that the Investment Adviser believes accurately reflects fair value, pursuant to policies adopted by the Board of Trustees and subject to the ultimate supervision of the Board of Trustees. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

See previously issued prospectus from January 13, 2011.

BSJF | Guggenheim BulletShares 2015 High Yiled Corporate Bond ETF

Country Allocation**
United States	97.9%
Netherlands	2.1%
** Subject to change daily. Based on total investments.

At Februrary 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$4,953,807	$49,826	$(3,002)	$46,824

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	5,001	$-	$5,001
Total	$-	$5,001	$-	$5,001

There were no transfers between levels.

LVL Guggenheim S&P Global Dividend Opportunities Index ETF
Portfolio of Investments
February 28, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 99.3%
	Australia - 10.7%
7,360	ASX Ltd.	272,957
5,605	Commonwealth Bank of Australia	303,129
78,990	Metcash Ltd.	326,568
16,933	QBE Insurance Group Ltd.	312,786
804,123	Spark Infrastructure Group(a)	949,852
369,922	Telstra Corp. Ltd.	1,049,086
238,492	Ten Network Holdings Ltd.	319,356
13,355	Westpac Banking Corp.	319,994
		3,853,728

	Austria - 0.8%
7,779	Verbund AG	297,834

	Bermuda - 3.6%
53,499	Catlin Group Ltd.	327,442
9,520	Seadrill Ltd.	362,764
14,854	Ship Finance International Ltd.	308,815
28,700	VTech Holdings Ltd.	305,638
		1,304,659

	Canada - 4.7%
11,692	Calloway Real Estate Investment Trust, REIT	297,414
68,882	Just Energy Group, Inc.	1,089,898
13,600	Pembina Pipeline Corp.	307,851
		1,695,163

	China - 1.6%
15,700	Hang Seng Bank Ltd.	250,341
740,000	PCCW Ltd.	319,213
		569,554

	Czech Republic - 2.5%
3,833	CEZ AS	175,874
521	Komercni Banka AS	125,431
26,966	Telefonica O2 Czech Republic AS	611,018
		912,323

	Finland - 1.8%
9,348	Fortum OYJ	289,862
14,855	Orion OYJ, Class B	340,184
		630,046

	France - 3.9%
7,279	Bouygues SA	336,851
48,400	France Telecom SA	1,071,607
		1,408,458

	Germany - 2.5%
9,506	E.ON AG	312,159
5,208	Hannover Rueckversicherung AG	303,485
4,437	RWE AG	299,739
		915,383

	Hungary - 3.1%
397,894	Magyar Telekom Telecommunications PLC	1,118,426

	Indonesia - 3.1%
5,554,000	Matahari Putra Prima TBK PT	1,108,093

	Israel - 6.3%
353,605	Bezeq The Israeli Telecommunication Corp. Ltd.	961,493
31,669	Cellcom Israel Ltd.	969,705
17,264	Partner Communications Co. Ltd.	320,498
		2,251,696

	Italy - 3.9%
14,158	Atlantia SpA	324,613
58,712	ENEL SpA	350,160
27,617	Lottomatica SpA	390,982
59,666	Snam Rete Gas SpA	326,676
		1,392,431

	Japan - 0.7%
38	Nomura Real Estate Office Fund, Inc., REIT	257,415

	Luxembourg - 1.0%
13,308	SES SA	342,898

	Mexico - 1.1%
5,770	Industrias Penoles SAB de CV	200,728
34,100	Kimberly-Clark de Mexico SAB de CV	198,549
		399,277

	Netherlands - 1.0%
23,166	Koninklijke KPN NV	375,643

	Philippines - 1.2%
14,460	Globe Telecom, Inc.	235,526
3,895	Philippine Long Distance Telephone Co.	193,008
		428,534

	Portugal - 0.9%
83,729	EDP - Energias de Portugal SA	317,797

	South Africa - 1.5%
27,721	African Bank Investments Ltd.	143,018
69,859	Growthpoint Properties Ltd.	170,846
3,112	Kumba Iron Ore Ltd.	211,228
		525,092

	Spain - 8.8%
16,386	Abertis Infraestructuras SA	329,527
28,361	Banco Santander SA	350,004
48,404	Bankinter SA(b)	319,637
13,301	Bolsas y Mercados Espanoles SA	405,547
14,140	Enagas	303,010
37,256	Iberdrola SA	325,369
18,140	Indra Sistemas SA	353,275
103,252	Mapfre SA	383,911
15,347	Telefonica SA	390,030
		3,160,310

	Sweden - 0.9%
15,522	Skanska AB	319,032

	Switzerland - 0.9%
9,205	Garmin Ltd.(b)	312,510

	Taiwan - 0.6%
6,696	Chunghwa Telecom Co. Ltd., ADR	197,599

	Thailand - 1.5%
80,800	Advanced INFO Service PCL	210,093
46,500	Electricity Generating PCL	151,325
135,600	Ratchaburi Electricity Generating Holding PCL	169,638
		531,056

	United Kingdom - 8.8%
47,104	Amlin PLC	296,882
6,736	AstraZeneca PLC	328,245
51,619	Firstgroup PLC	306,280
16,486	GlaxoSmithKline PLC	316,679
48,147	Halfords Group PLC	303,455
97,696	Home Retail Group PLC	350,380
15,662	Scottish & Southern Energy PLC	315,626
12,360	Severn Trent PLC	298,940
32,497	United Utilities Group PLC	312,910
116,486	Vodafone Group PLC	330,236
		3,159,633

	United States - 21.9%
6,498	AGL Resources, Inc.	246,989
8,727	Ameren Corp.	244,007
6,736	American Electric Power Co., Inc.	241,014
61,684	Ares Capital Corp.	1,099,826
10,331	AT&T, Inc.	293,194
10,842	Avista Corp.	241,993
10,829	Bristol-Myers Squibb Co.	279,496
4,821	Consolidated Edison, Inc.	240,954
4,324	Diamond Offshore Drilling, Inc.(b)	338,266
9,131	DPL, Inc.	237,589
5,085	DTE Energy Co.	239,402
5,774	EastGroup Properties, Inc., REIT	262,890
8,323	ELI Lilly & Co.	287,643
5,746	Exelon Corp.	239,953
21,926	H&R Block, Inc.	333,056
7,659	Highwoods Properties, Inc., REIT	259,870
17,943	Hudson City Bancorp, Inc.	206,344
5,718	Mercury General Corp.	235,239
3,563	MID-America Apartment Communities, Inc., REIT	231,488
6,602	Nationwide Health Properties, Inc., REIT	282,169
13,420	New York Community Bancorp, Inc.	250,417
11,622	OMEGA Healthcare Investors, Inc., REIT	278,579
10,887	Portland General Electric Co.	254,974
22,374	Regal Entertainment Group, Class A	334,268
5,654	SCANA Corp.	228,874
9,323	Vectren Corp.	245,381
4,274	Ventas, Inc., REIT	236,865
		7,870,740

	Total Common Stocks - 99.3%
	(Cost $34,891,331)	35,655,330

	Exchange Traded Fund - 0.3%
2,400	iShares MSCI Acwi Index Fund(b)	117,072
	(Cost $115,692)

	Total Long-Term Investments - 99.6%
	(Cost $35,007,023)	35,772,402

	Short-Term Investments - 1.9%
Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 1.9%
	Money Market Fund - 1.9%
682,649	BNY Mellon Securities Lending Overnight Fund, 0.257%(c) (d)	682,649
	(Cost $682,649)

	Total Investments - 101.5%
	(Cost $35,689,672)	36,455,051
	Liabilities in excess of Other Assets - (1.5%)	(548,850)
	Net Assets - 100.0%	35,906,201

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
AS - Joint Stock Company
NV - Publicly Traded Company
OYJ - Public Traded Company
PCL - Public Company Limited
PLC - Public Limited Company
PT - Limited Liability Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company
SAB de CV - Publicly Traded Company

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2011 these securities amounted to $949,852, which represents 2.6% of net assets applicable to common shares.

(b)	Security, or portion thereof, was on loan at February 28, 2011.
(c)
At February 28, 2011, the total market value of the Fund's securities on loan was $669,264 and the total market value of the collateral held by the Fund was $686,528 consisting of cash collateral of $682,649 and U.S. and Agency Securities valued at $3,879.

(d)	Interest rate shown reflects yield as of February 28, 2011.

See previously submitted notes to financial statements for the period ended November 30, 2010.

Security of Investments by Sector Classification**
Communications	26.9%
Utilities	24.2%
Financial	22.9%
Consumer, Non-cyclical	8.0%
Consumer, Cyclical	6.9%
Industrial	4.4%
Energy	3.7%
Basic Materials	1.7%
Technology	1.0%
Exchange Traded Fund	0.3%

** Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groups of related industries.

At February 28, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

			Net Tax Unrealized
	Gross Tax Unrealized	Gross Tax Unrealized	Appreciation on
Cost of Investments for Tax Purposes	Appreciation	Depreciation	Investments
$35,675,482	$1,213,673	$(430,225)	$783,448

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Fund adopted the disclosures required by this amendment, which did not have a material impact on the financial statement.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.  The Fund did not have any Level 3 securities at February 28, 2011.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stock	$35,655	$–	$–	$35,655
Exchange Traded Fund	117	–	–	117
Investments of Collateral for Securities Loaned	683	4	–	687
Total	$36,455	$4	$–	$36,459

There were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
 Kevin M. Robinson
 Chief Executive Officer and Chief Legal Officer

Date:	April 28, 2011

By:	/s/ John Sullivan
 John Sullivan
 Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 28, 2011